UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 00653)

Exact name of registrant as specified in charter:	Putnam Income Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: October 31, 2009

Date of reporting period: January 31, 2009

Item 1. Schedule of Investments:

Putnam Income Fund
The fund's portfolio
1/31/09 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (94.4%)(a)

	Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (3.6%)
Government National Mortgage Association Graduated
Payment Mortgages
11s, with due dates from March 15, 2010 to
August 15, 2010	$1,903	$1,903
Government National Mortgage Association Pass-Through
Certificates 6 1/2s, TBA, February 1, 2039	30,000,000	31,101,564
		31,103,467

U.S. Government Agency Mortgage Obligations (90.8%)
Federal Home Loan Mortgage Corporation Pass-Through
Certificates 5 1/2s, TBA, February 1, 2039	2,000,000	2,045,938
Federal National Mortgage Association Pass-Through
Certificates
7s, January 1, 2017	18,005	18,989
7s, TBA, February 1, 2039	4,000,000	4,205,000
6 1/2s, TBA, March 1, 2039	83,000,000	86,125,465
6 1/2s, TBA, February 1, 2039	83,000,000	86,449,688
5 1/2s, TBA, February 1, 2039	20,000,000	20,468,750
5 1/2s, TBA, February 1, 2024	70,000,000	72,143,750
5s, TBA, March 1, 2039	30,000,000	30,394,923
5s, TBA, February 1, 2039	113,000,000	114,836,250
5s, TBA, February 1, 2024	19,000,000	19,436,407
4 1/2s, TBA, March 1, 2039	71,000,000	71,202,464
4 1/2s, TBA, February 1, 2039	279,000,000	280,743,750
4s, TBA, February 1, 2024	1,000,000	1,002,813
		789,074,187

Total U.S. government and agency mortgage obligations (cost $826,380,841)		$820,177,654

COLLATERALIZED MORTGAGE OBLIGATIONS (45.5%)(a)

	Principal amount	Value

Adjustable Rate Mortgage Trust FRB Ser. 04-5,
Class 3A1, 4.95s, 2035	$2,245,055	$1,347,033
Asset Securitization Corp.
Ser. 96-MD6, Class A7, 8.631s, 2029	1,144,991	1,215,462
FRB Ser. 97-D5, Class A5, 7.168s, 2043	180,000	113,677
Banc of America Commercial Mortgage, Inc.
FRB Ser. 07-3, Class A3, 5.658s, 2049	1,213,000	768,280
Ser. 07-2, Class A2, 5.634s, 2049	945,000	708,467
Ser. 06-4, Class A2, 5.522s, 2046	4,884,000	4,180,377
Ser. 05-6, Class A2, 5.165s, 2047	530,000	492,428
FRB Ser. 05-1, Class A5, 5.084s, 2042	103,000	80,349
Ser. 07-5, Class XW, Interest Only (IO), 0.44s, 2051	23,468,936	361,532
Ser. 07-1, Class XW, IO, 0.291s, 2049	11,487,565	134,761
Ser. 06-1, Class XC, IO, 0.067s, 2045	67,579,273	279,704
Banc of America Commercial Mortgage, Inc. 144A
Ser. 01-PB1, Class K, 6.15s, 2035	530,000	342,864
Ser. 04-4, Class XC, IO, 0.284s, 2042	23,319,891	234,178
Ser. 04-5, Class XC, IO, 0.202s, 2041	37,212,400	293,438
Ser. 02-PB2, Class XC, IO, 0.182s, 2035	27,832,954	450,894
Ser. 05-1, Class XW, IO, 0.101s, 2042	119,009,008	212,264
Ser. 06-5, Class XC, IO, 0.101s, 2016	82,964,886	701,169
Ser. 06-4, Class XC, IO, 0.088s, 2046	40,693,065	278,548
Ser. 05-4, Class XC, IO, 0.082s, 2045	62,344,264	264,633
Banc of America Funding Corp. FRB Ser. 06-D,
Class 6A1, 5.981s, 2036	123,943	61,972
Banc of America Large Loan
FRB Ser. 04-BBA4, Class H, 1.283s, 2018	273,000	227,891
FRB Ser. 04-BBA4, Class G, 1.033s, 2018	365,000	352,895
Banc of America Large Loan 144A
FRB Ser. 05-MIB1, Class K, 2.333s, 2022	409,000	310,618
FRB Ser. 05-MIB1, Class J, 1.383s, 2022	1,095,000	434,496
Banc of America Mortgage Securities
FRB Ser. 03-F, Class 2A1, 4.67s, 2033	284,624	210,622
Ser. 05-E, Class 2, IO, 0.3s, 2035	21,558,882	58,950
Ser. 04-D, Class 2A, IO, 0.15s, 2034	7,192,836	2,529
Banc of America Structured Security Trust 144A Ser.
02-X1, Class A3, 5.436s, 2033	594,848	590,278
Bayview Commercial Asset Trust 144A
Ser. 07-1, Class S, IO, 2.477s, 2037	9,474,197	583,611
Ser. 06-4A, IO, 2.331s, 2036	1,467,778	141,200
Ser. 04-2, IO, 2.22s, 2034	2,120,545	68,918
Ser. 05-1A, IO, 2.15s, 2035	3,320,191	114,547
Ser. 04-3, IO, 2.15s, 2035	2,321,308	75,443
Ser. 06-2A, IO, 1.798s, 2036	1,837,251	110,235
Ser. 05-3A, IO, 1.6s, 2035	9,179,411	550,765
Ser. 07-5A, IO, 1.55s, 2037	7,577,670	571,356
Ser. 07-2A, IO, 1.3s, 2037	12,413,519	953,358
FRB Ser. 05-1A, Class A1, 0.689s, 2035	779,373	576,736
Bear Stearns Alternate Trust
FRB Ser. 06-5, Class 2A2, 6 1/4s, 2036	2,782,032	973,711
Ser. 04-9, Class 1A1, 5.86s, 2034	104,642	63,070
Bear Stearns Commercial Mortgage Securities, Inc.
FRB Ser. 00-WF2, Class F, 8.187s, 2032	379,000	276,197

Ser. 07-PW17, Class A3, 5.736s, 2050	15,217,000	9,276,435
Ser. 04-PR3I, Class X1, IO, 0.324s, 2041	11,227,280	133,178
Ser. 05-PWR9, Class X1, IO, 0.11s, 2042	30,655,747	161,249
Bear Stearns Commercial Mortgage Securities, Inc. 144A
Ser. 06-PW14, Class XW, IO, 0.689s, 2038	15,339,173	395,597
Ser. 06-PW14, Class X1, IO, 0.117s, 2038	16,496,212	146,486
Ser. 07-PW15, Class X1, IO, 0.065s, 2044	48,350,409	299,289
Ser. 05-PW10, Class X1, IO, 0.06s, 2040	65,701,598	153,085
Bear Stearns Small Balance Commercial Trust 144A Ser.
06-1A, Class AIO, IO, 1s, 2034	4,294,200	39,252
Chase Commercial Mortgage Securities Corp. Ser. 00-3,
Class A2, 7.319s, 2032	395,329	398,212
Chase Commercial Mortgage Securities Corp. 144A
Ser. 98-1, Class G, 6.56s, 2030	912,003	782,986
Ser. 98-1, Class H, 6.34s, 2030	1,347,000	1,002,853
Citigroup Commercial Mortgage Trust
Ser. 08-C7, Class A3, 6.096s, 2014	2,935,000	1,808,521
Ser. 08-C7, Class A2A, 6.034s, 2049	1,600,000	1,214,689
Citigroup Commercial Mortgage Trust 144A Ser. 06-C5,
Class XC, IO, 0.089s, 2049	98,136,018	657,511
Citigroup Mortgage Loan Trust, Inc.
IFB Ser. 07-6, Class 2A5, IO, 6.261s, 2037	3,487,319	235,394
FRB Ser. 06-AR7, Class 2A2A, 5.648s, 2036	315,711	145,227
Citigroup/Deutsche Bank Commercial Mortgage Trust 144A
Ser. 07-CD4, Class XW, IO, 0.376s, 2049	21,074,906	316,124
Ser. 06-CD2, Class X, IO, 0.086s, 2046	63,283,212	152,216
Ser. 07-CD4, Class XC, IO, 0.059s, 2049	70,480,650	331,259
Commercial Mortgage Acceptance Corp. 144A
Ser. 98-C1, Class F, 6.23s, 2031	1,575,530	1,296,807
Ser. 98-C2, Class F, 5.44s, 2030	2,996,000	2,208,980
Commercial Mortgage Loan Trust Ser. 08-LS1, Class A4B,
6.02s, 2017	1,301,000	850,461
Commercial Mortgage Pass-Through Certificates 144A
Ser. 06-CN2A, Class H, 5.57s, 2019	771,000	334,748
Ser. 06-CN2A, Class J, 5.57s, 2019	617,000	265,994
FRB Ser. 01-J2A, Class A2F, 0.829s, 2034	1,190,000	904,400
Ser. 03-LB1A, Class X1, IO, 0.488s, 2038	6,935,810	209,878
Ser. 05-LP5, Class XC, IO, 0.104s, 2043	44,390,157	210,993
Ser. 06-C8, Class XS, IO, 0.085s, 2046	49,025,078	206,875
Ser. 05-C6, Class XC, IO, 0.064s, 2044	51,540,329	159,474
Countrywide Alternative Loan Trust
Ser. 06-45T1, Class 2A2, 6s, 2037	1,162,520	507,512
Ser. 05-24, Class 1AX, IO, 0.737s, 2035	7,442,666	91,289
Countrywide Home Loans
FRB Ser. 05-HYB7, Class 6A1, 5.704s, 2035	61,906	33,119
Ser. 05-9, Class 1X, IO, 3.126s, 2035	9,672,996	135,271
Ser. 05-2, Class 2X, IO, 1.16s, 2035	9,535,817	130,745
Countrywide Home Loans 144A
IFB Ser. 05-R2, Class 2A3, 8s, 2035	466,540	440,634
IFB Ser. 05-R1, Class 1AS, IO, 5.431s, 2035	4,145,623	279,830
IFB Ser. 05-R2, Class 1AS, IO, 5.091s, 2035	5,426,855	342,435
Credit Suisse Mortgage Capital Certificates
FRB Ser. 07-C4, Class A2, 5.81s, 2039	4,383,000	3,079,703
Ser. 06-C5, Class AX, IO, 0.121s, 2039	31,254,782	196,843
Credit Suisse Mortgage Capital Certificates 144A
Ser. 07-C2, Class AX, IO, 0.114s, 2049	96,493,131	501,764
Ser. 06-C4, Class AX, IO, 0.113s, 2039	62,695,972	574,621
Ser. 07-C1, Class AX, IO, 0.07s, 2040	62,870,675	249,722
CRESI Finance Limited Partnership 144A
FRB Ser. 06-A, Class D, 1.189s, 2017	188,000	92,853
FRB Ser. 06-A, Class C, 0.989s, 2017	553,000	367,026
Criimi Mae Commercial Mortgage Trust 144A Ser. 98-C1,
Class B, 7s, 2033	2,364,506	2,226,808
CS First Boston Mortgage Securities Corp.
Ser. 97-C2, Class F, 7.46s, 2035	723,000	735,109
Ser. 04-C2, Class A2, 5.416s, 2036	3,670,000	2,848,654
FRB Ser. 04-C3, Class A5, 5.113s, 2036	39,000	33,524
Ser. 04-C3, Class A3, 4.302s, 2036	55,800	55,242
CS First Boston Mortgage Securities Corp. 144A
FRB Ser. 05-TFLA, Class J, 1.283s, 2020	198,500	129,025
FRB Ser. 04-TF2A, Class J, 1.283s, 2016	254,000	139,700
FRB Ser. 04-TF2A, Class H, 1.033s, 2019	495,000	321,750
Ser. 01-CK1, Class AY, IO, 0.78s, 2035	44,589,586	468,191
Ser. 04-C4, Class AX, IO, 0.53s, 2039	9,063,258	123,070
Ser. 03-C3, Class AX, IO, 0.515s, 2038	44,258,877	1,665,169
Ser. 02-CP3, Class AX, IO, 0.422s, 2035	13,753,687	405,631
Deutsche Mortgage & Asset Receiving Corp. Ser. 98-C1,
Class X, IO, 0.782s, 2031	159,971	3,077
DLJ Commercial Mortgage Corp.
Ser. 00-CF1, Class A1B, 7.62s, 2033	1,701,837	1,718,474
Ser. 99-CG2, Class B3, 6.1s, 2032	1,485,000	1,421,705
Ser. 99-CG2, Class B4, 6.1s, 2032	2,084,000	729,400
Ser. 98-CF2, Class B3, 6.04s, 2031	655,367	624,061
Fannie Mae
IFB Ser. 06-70, Class SM, 51.515s, 2036	258,691	350,084
IFB Ser. 07-75, Class JS, 49.245s, 2037	803,838	1,044,661
IFB Ser. 07-80, Class AS, 46.245s, 2037	757,062	1,016,734
IFB Ser. 06-62, Class PS, 37.564s, 2036	598,867	791,064
IFB Ser. 06-76, Class QB, 37.264s, 2036	1,184,250	1,560,441
IFB Ser. 06-48, Class TQ, 37.264s, 2036	2,008,068	2,593,101
IFB Ser. 06-63, Class SP, 36.964s, 2036	1,297,269	1,672,031
IFB Ser. 07-W7, Class 1A4, 36.844s, 2037	1,138,604	1,337,860
IFB Ser. 07-1, Class NK, 33.608s, 2037	3,462,893	4,434,356
IFB Ser. 06-104, Class GS, 32.591s, 2036	680,088	823,746
IFB Ser. 07-30, Class FS, 28.024s, 2037	953,028	1,126,607

IFB Ser. 05-37, Class SU, 27.642s, 2035	1,490,682	1,830,621
IFB Ser. 06-49, Class SE, 27.442s, 2036	1,884,614	2,314,314
IFB Ser. 06-60, Class AK, 27.242s, 2036	926,338	1,111,874
IFB Ser. 05-25, Class PS, 26.447s, 2035	82,228	95,154
IFB Ser. 06-115, Class ES, 25.002s, 2036	1,282,885	1,503,857
IFB Ser. 05-57, Class CD, 23.665s, 2035	816,480	914,292
IFB Ser. 05-115, Class NQ, 23.477s, 2036	543,645	593,473
IFB Ser. 05-74, Class CP, 23.322s, 2035	950,586	1,011,240
IFB Ser. 06-8, Class HP, 23.139s, 2036	1,618,845	1,896,984
IFB Ser. 06-8, Class WK, 23.139s, 2036	2,588,923	3,009,330
IFB Ser. 05-45, Class DA, 22.992s, 2035	1,762,511	1,984,904
IFB Ser. 05-45, Class DC, 22.882s, 2035	1,390,076	1,616,339
IFB Ser. 05-57, Class DC, 20.51s, 2034	1,415,101	1,601,476
IFB Ser. 05-95, Class OP, 19.152s, 2035	701,039	698,592
IFB Ser. 05-45, Class PC, 19.082s, 2034	670,640	682,894
IFB Ser. 05-74, Class SK, 19.059s, 2035	1,791,639	1,947,751
IFB Ser. 05-74, Class CS, 18.949s, 2035	1,077,722	1,212,108
IFB Ser. 05-106, Class JC, 18.917s, 2035	429,865	454,646
IFB Ser. 05-95, Class CP, 18.698s, 2035	158,494	159,866
IFB Ser. 05-114, Class SP, 18.509s, 2036	679,351	712,293
IFB Ser. 05-83, Class QP, 16.382s, 2034	390,247	400,874
IFB Ser. 05-72, Class SB, 15.902s, 2035	1,262,525	1,327,821
Ser. 02-T12, Class A4, 9 1/2s, 2042	135,317	146,819
Ser. 02-T6, Class A3, 9 1/2s, 2041	263,975	286,413
Ser. 02-T1, Class A4, 9 1/2s, 2031	29,167	31,646
Ser. 04-T3, Class PT1, 8.907s, 2044	253,306	272,462
Ser. 383, Class 90, IO, 8s, 2037	143,464	16,485
Ser. 383, Class 91, IO, 8s, 2037	112,926	11,364
Ser. 04-T3, Class 1A4, 7 1/2s, 2044	323,136	340,000
Ser. 03-W1, Class 2A, 7 1/2s, 2042	1,055,980	1,119,009
Ser. 02-T4, Class A3, 7 1/2s, 2041	74,269	78,702
Ser. 01-T3, Class A1, 7 1/2s, 2040	251,488	266,499
Ser. 01-T1, Class A1, 7 1/2s, 2040	432,849	458,685
Ser. 99-T2, Class A1, 7 1/2s, 2039	140,989	148,568
Ser. 386, Class 26, IO, 7 1/2s, 2038	173,321	18,508
Ser. 386, Class 27, IO, 7 1/2s, 2037	169,472	18,718
Ser. 386, Class 28, IO, 7 1/2s, 2037	164,828	15,561
Ser. 383, Class 88, IO, 7 1/2s, 2037	191,564	21,866
Ser. 383, Class 89, IO, 7 1/2s, 2037	148,088	14,692
Ser. 383, Class 87, IO, 7 1/2s, 2037	233,184	26,769
Ser. 02-T1, Class A3, 7 1/2s, 2031	214,723	227,540
Ser. 01-T5, Class A3, 7 1/2s, 2030	126,769	132,434
IFB Ser. 07-W6, Class 6A2, IO, 7.411s, 2037	1,380,388	129,480
IFB Ser. 06-90, Class SE, IO, 7.411s, 2036	1,530,676	156,634
IFB Ser. 03-66, Class SA, IO, 7.261s, 2033	1,892,308	152,565
Ser. 04-T3, Class 1A3, 7s, 2044	761,365	799,672
Ser. 01-W3, Class A, 7s, 2041	246,495	260,746
Ser. 386, Class 24, IO, 7s, 2038	147,883	16,843
Ser. 386, Class 25, IO, 7s, 2038	156,613	14,718
Ser. 386, Class 22, IO, 7s, 2038	208,297	23,489
Ser. 386, Class 21, IO, 7s, 2037	229,835	26,448
Ser. 386, Class 23, IO, 7s, 2037	229,537	26,088
Ser. 383, Class 84, IO, 7s, 2037	213,759	25,016
Ser. 383, Class 85, IO, 7s, 2037	136,539	16,095
Ser. 383, Class 86, IO, 7s, 2037	178,518	17,153
Ser. 383, Class 79, IO, 7s, 2037	217,501	23,944
Ser. 383, Class 80, IO, 7s, 2037	476,034	48,175
Ser. 383, Class 81, IO, 7s, 2037	260,321	29,052
Ser. 383, Class 82, IO, 7s, 2037	262,583	30,456
Ser. 383, Class 83, IO, 7s, 2037	216,215	25,175
Ser. 05-W4, Class 1A3, 7s, 2035	810,685	851,473
IFB Ser. 07-W6, Class 5A2, IO, 6.901s, 2037	2,128,398	183,468
IFB Ser. 07-W4, Class 4A2, IO, 6.891s, 2037	9,295,000	801,229
IFB Ser. 07-W2, Class 3A2, IO, 6.891s, 2037	2,557,565	220,462
IFB Ser. 06-115, Class BI, IO, 6.871s, 2036	2,492,680	196,869
IFB Ser. 05-113, Class AI, IO, 6.841s, 2036	484,526	37,508
IFB Ser. 05-52, Class DC, IO, 6.811s, 2035	1,515,071	120,776
IFB Ser. 06-60, Class SI, IO, 6.761s, 2036	2,705,718	257,043
IFB Ser. 06-60, Class UI, IO, 6.761s, 2036	1,098,478	81,116
IFB Ser. 04-24, Class CS, IO, 6.761s, 2034	3,422,526	271,516
IFB Ser. 07-W7, Class 3A2, IO, 6.741s, 2037	3,883,072	403,615
IFB Ser. 03-122, Class SA, IO, 6.711s, 2028	3,244,232	173,077
IFB Ser. 03-122, Class SJ, IO, 6.711s, 2028	3,348,329	176,533
IFB Ser. 06-60, Class DI, IO, 6.681s, 2035	1,367,023	113,600
IFB Ser. 04-60, Class SW, IO, 6.661s, 2034	4,893,679	443,367
IFB Ser. 05-65, Class KI, IO, 6.611s, 2035	9,829,041	786,323
IFB Ser. 08-10, Class LI, IO, 6.591s, 2038	184,639	16,839
IFB Ser. 08-01, Class GI, IO, 6.571s, 2037	20,311,370	1,828,023
Ser. 386, Class 14, IO, 6 1/2s, 2038	1,876,159	180,487
Ser. 386, Class 19, IO, 6 1/2s, 2038	225,715	19,746
Ser. 386, Class 17, IO, 6 1/2s, 2037	342,674	32,965
Ser. 386, Class 16, IO, 6 1/2s, 2037	232,652	20,999
Ser. 383, Class 62, IO, 6 1/2s, 2037	301,570	27,131
Ser. 383, Class 69, IO, 6 1/2s, 2037	174,395	16,887
Ser. 383, Class 63, IO, 6 1/2s, 2037	237,300	21,670
Ser. 383, Class 64, IO, 6 1/2s, 2037	439,215	44,449
Ser. 383, Class 67, IO, 6 1/2s, 2037	234,275	21,092
Ser. 383, Class 68, IO, 6 1/2s, 2037	186,475	17,301
Ser. 383, Class 58, IO, 6 1/2s, 2037	508,551	48,923
Ser. 383, Class 59, IO, 6 1/2s, 2037	322,714	28,881
Ser. 383, Class 61, IO, 6 1/2s, 2037	251,793	23,207
Ser. 383, Class 65, IO, 6 1/2s, 2037	304,257	28,400
Ser. 383, Class 66, IO, 6 1/2s, 2037	314,886	28,728
Ser. 383, Class 77, IO, 6 1/2s, 2037	187,543	17,279
Ser. 383, Class 78, IO, 6 1/2s, 2037	186,755	18,200

Ser. 381, Class 14, IO, 6 1/2s, 2037	1,477,118	142,099
Ser. 381, Class 16, IO, 6 1/2s, 2037	331,654	32,859
Ser. 381, Class 15, IO, 6 1/2s, 2037	679,044	65,324
Ser. 383, Class 73, IO, 6 1/2s, 2037	416,566	42,156
Ser. 383, Class 76, IO, 6 1/2s, 2037	250,810	23,221
Ser. 383, Class 70, IO, 6 1/2s, 2037	640,490	64,818
Ser. 383, Class 74, IO, 6 1/2s, 2037	343,984	34,811
Ser. 383, Class 71, IO, 6 1/2s, 2036	273,995	24,964
Ser. 383, Class 75, IO, 6 1/2s, 2036	217,216	19,751
Ser. 383, Class 101, IO, 6 1/2s, 2022	164,356	16,201
Ser. 383, Class 102, IO, 6 1/2s, 2022	100,353	9,208
IFB Ser. 07-39, Class LI, IO, 6.381s, 2037	100,009	9,343
IFB Ser. 07-23, Class SI, IO, 6.381s, 2037	2,174,028	147,190
IFB Ser. 07-54, Class CI, IO, 6.371s, 2037	1,841,141	156,561
IFB Ser. 07-39, Class PI, IO, 6.371s, 2037	1,699,886	117,362
IFB Ser. 07-28, Class SE, IO, 6.361s, 2037	1,906,762	161,140
IFB Ser. 06-128, Class SH, IO, 6.361s, 2037	2,062,946	145,209
IFB Ser. 06-56, Class SM, IO, 6.361s, 2036	5,181,947	408,887
IFB Ser. 05-73, Class SI, IO, 6.361s, 2035	1,113,114	75,311
IFB Ser. 05-12, Class SC, IO, 6.361s, 2035	1,811,851	164,754
IFB Ser. 05-17, Class ES, IO, 6.361s, 2035	2,119,836	190,193
IFB Ser. 05-17, Class SY, IO, 6.361s, 2035	981,312	88,087
IFB Ser. 07-W5, Class 2A2, IO, 6.351s, 2037 (F)	881,508	91,026
IFB Ser. 07-30, Class IE, IO, 6.351s, 2037	5,217,901	591,684
IFB Ser. 06-123, Class CI, IO, 6.351s, 2037	4,250,984	353,839
IFB Ser. 06-123, Class UI, IO, 6.351s, 2037	1,869,883	163,615
IFB Ser. 05-82, Class SY, IO, 6.341s, 2035	4,321,884	340,564
IFB Ser. 05-45, Class EW, IO, 6.331s, 2035	1,494,282	109,274
IFB Ser. 05-45, Class SR, IO, 6.331s, 2035	5,762,510	413,881
IFB Ser. 07-15, Class BI, IO, 6.311s, 2037	3,016,688	252,563
IFB Ser. 06-126, Class CS, IO, 6.311s, 2037	1,187,420	92,904
IFB Ser. 06-16, Class SM, IO, 6.311s, 2036	1,607,056	149,106
IFB Ser. 05-95, Class CI, IO, 6.311s, 2035	2,512,636	227,378
IFB Ser. 05-84, Class SG, IO, 6.311s, 2035	4,187,379	366,396
IFB Ser. 05-57, Class NI, IO, 6.311s, 2035	950,021	71,035
IFB Ser. 05-54, Class SA, IO, 6.311s, 2035	4,062,965	293,301
IFB Ser. 05-23, Class SG, IO, 6.311s, 2035	3,197,821	262,601
IFB Ser. 05-17, Class SA, IO, 6.311s, 2035	2,819,771	241,874
IFB Ser. 05-17, Class SE, IO, 6.311s, 2035	3,065,617	245,361
IFB Ser. 05-57, Class DI, IO, 6.311s, 2035	8,061,800	660,261
IFB Ser. 05-83, Class QI, IO, 6.301s, 2035	691,081	59,745
IFB Ser. 06-128, Class GS, IO, 6.291s, 2037	2,063,943	171,501
IFB Ser. 06-114, Class IS, IO, 6.261s, 2036	2,118,307	166,798
IFB Ser. 06-116, Class ES, IO, 6.261s, 2036	1,515,286	111,892
IFB Ser. 06-115, Class GI, IO, 6.251s, 2036	2,060,924	160,133
IFB Ser. 06-115, Class IE, IO, 6.251s, 2036	1,596,994	152,295
IFB Ser. 06-117, Class SA, IO, 6.251s, 2036	2,411,791	190,271
IFB Ser. 06-121, Class SD, IO, 6.251s, 2036	4,457,098	378,853
IFB Ser. 06-109, Class SG, IO, 6.241s, 2036	2,866,250	240,192
IFB Ser. 06-104, Class IM, IO, 6.231s, 2036	1,045,897	74,437
IFB Ser. 06-104, Class SY, IO, 6.231s, 2036	1,547,969	112,527
IFB Ser. 06-109, Class SH, IO, 6.231s, 2036	2,183,635	210,446
Ser. 06-104, Class SG, IO, 6.211s, 2036	3,446,757	239,956
IFB Ser. 07-W6, Class 4A2, IO, 6.211s, 2037	8,847,453	746,725
IFB Ser. 06-128, Class SC, IO, 6.211s, 2037	6,755,464	541,937
IFB Ser. 06-104, Class IC, IO, 6.211s, 2036	6,200,836	599,792
IFB Ser. 06-43, Class SI, IO, 6.211s, 2036	6,270,232	496,389
IFB Ser. 06-44, Class IS, IO, 6.211s, 2036	2,983,245	260,917
IFB Ser. 06-8, Class JH, IO, 6.211s, 2036	7,514,884	599,652
IFB Ser. 05-122, Class SG, IO, 6.211s, 2035	1,639,446	161,175
IFB Ser. 05-95, Class OI, IO, 6.201s, 2035	390,395	28,103
IFB Ser. 06-101, Class SA, IO, 6.191s, 2036	5,343,563	464,948
IFB Ser. 06-92, Class JI, IO, 6.191s, 2036	1,558,575	119,515
IFB Ser. 06-92, Class LI, IO, 6.191s, 2036	2,385,944	188,275
IFB Ser. 06-96, Class ES, IO, 6.191s, 2036	2,586,825	182,167
IFB Ser. 06-99, Class AS, IO, 6.191s, 2036	1,816,964	157,894
IFB Ser. 06-60, Class YI, IO, 6.181s, 2036	2,254,154	234,383
IFB Ser. 06-85, Class TS, IO, 6.171s, 2036	3,570,248	262,099
IFB Ser. 06-61, Class SE, IO, 6.161s, 2036	3,573,001	246,119
IFB Ser. 07-75, Class PI, IO, 6.151s, 2037	2,565,650	191,639
IFB Ser. 07-W7, Class 2A2, IO, 6.141s, 2037	6,983,828	645,742
IFB Ser. 07-88, Class MI, IO, 6.131s, 2037	1,750,879	149,512
Ser. 06-94, Class NI, IO, 6.111s, 2036	1,682,090	124,138
IFB Ser. 07-116, Class IA, IO, 6.111s, 2037	9,901,055	792,084
IFB Ser. 07-103, Class AI, IO, 6.111s, 2037	12,062,620	837,577
IFB Ser. 07-1, Class NI, IO, 6.111s, 2037	6,184,761	519,897
IFB Ser. 07-15, Class NI, IO, 6.111s, 2022	3,155,731	276,126
IFB Ser. 08-3, Class SC, IO, 6.061s, 2038	1,869,125	177,275
IFB Ser. 07-109, Class XI, IO, 6.061s, 2037	1,565,638	139,940
IFB Ser. 07-109, Class YI, IO, 6.061s, 2037	2,770,452	200,894
IFB Ser. 07-W8, Class 2A2, IO, 6.061s, 2037	5,261,506	337,952
IFB Ser. 07-88, Class JI, IO, 6.061s, 2037	3,153,456	249,643
IFB Ser. 07-54, Class KI, IO, 6.051s, 2037	1,299,011	83,335
IFB Ser. 07-30, Class JS, IO, 6.051s, 2037	4,310,674	355,631
IFB Ser. 07-30, Class LI, IO, 6.051s, 2037	7,679,262	646,029
IFB Ser. 07-30, Class OI, IO, 6.051s, 2037	9,322,613	871,300
IFB Ser. 07-W2, Class 1A2, IO, 6.041s, 2037	1,798,217	130,439
IFB Ser. 07-106, Class SN, IO, 6.021s, 2037	2,831,936	204,296
IFB Ser. 07-54, Class IA, IO, 6.021s, 2037	2,296,618	180,296
IFB Ser. 07-54, Class IB, IO, 6.021s, 2037	2,296,618	180,296
IFB Ser. 07-54, Class IC, IO, 6.021s, 2037	2,296,618	180,296
IFB Ser. 07-54, Class ID, IO, 6.021s, 2037	2,296,618	180,296
IFB Ser. 07-54, Class IE, IO, 6.021s, 2037	2,296,618	180,296
IFB Ser. 07-54, Class IF, IO, 6.021s, 2037	3,415,183	286,030
IFB Ser. 07-54, Class NI, IO, 6.021s, 2037	2,003,304	144,757

IFB Ser. 07-54, Class UI, IO, 6.021s, 2037	2,892,638	262,720
IFB Ser. 07-109, Class AI, IO, 6.011s, 2037	8,515,962	638,697
IFB Ser. 07-91, Class AS, IO, 6.011s, 2037	1,669,130	124,070
IFB Ser. 07-91, Class HS, IO, 6.011s, 2037	1,946,478	168,492
Ser. 389, Class 6, IO, 6s, 2038	120,909	11,631
Ser. 08-76, Class JI, IO, 6s, 2038	2,098,256	209,826
Ser. 386, Class 10, IO, 6s, 2038	167,816	13,577
Ser. 386, Class 11, IO, 6s, 2038	184,856	17,940
Ser. 383, Class 42, IO, 6s, 2038	1,332,361	126,574
Ser. 383, Class 45, IO, 6s, 2038	851,707	80,912
Ser. 383, Class 46, IO, 6s, 2038	736,150	69,934
Ser. 383, Class 47, IO, 6s, 2038	655,447	62,268
Ser. 383, Class 48, IO, 6s, 2038	586,753	59,379
Ser. 383, Class 52, IO, 6s, 2038	235,161	24,605
Ser. 386, Class 9, IO, 6s, 2038	1,054,203	98,884
Ser. 383, Class 32, IO, 6s, 2038	1,006,272	101,835
Ser. 383, Class 33, IO, 6s, 2038	862,159	87,250
Ser. 383, Class 37, IO, 6s, 2038	338,504	35,335
Ser. 386, Class 7, IO, 6s, 2038	1,299,985	133,248
Ser. 383, Class 34, IO, 6s, 2037	346,714	35,088
Ser. 383, Class 35, IO, 6s, 2037	289,605	29,934
Ser. 383, Class 36, IO, 6s, 2037	223,975	20,762
Ser. 383, Class 38, IO, 6s, 2037	141,179	14,019
Ser. 383, Class 50, IO, 6s, 2037	399,600	37,482
Ser. 386, Class 6, IO, 6s, 2037	617,587	57,930
Ser. 383, Class 39, IO, 6s, 2037	157,522	15,264
Ser. 383, Class 49, IO, 6s, 2037	298,987	30,905
Ser. 383, Class 51, IO, 6s, 2037	309,314	25,007
Ser. 383, Class 53, IO, 6s, 2037	189,470	19,616
Ser. 383, Class 54, IO, 6s, 2037	122,725	12,688
Ser. 383, Class 55, IO, 6s, 2037	102,557	10,793
Ser. 383, Class 56, IO, 6s, 2037	80,869	6,505
Ser. 383, Class 57, IO, 6s, 2037	191,110	18,996
Ser. 383, Class 100, IO, 6s, 2022	171,589	14,829
Ser. 383, Class 98, IO, 6s, 2022	315,696	29,302
Ser. 383, Class 99, IO, 6s, 2022	139,582	12,749
IFB Ser. 07-15, Class CI, IO, 5.991s, 2037	7,925,860	619,771
IFB Ser. 06-115, Class JI, IO, 5.991s, 2036	5,754,566	474,752
IFB Ser. 07-109, Class PI, IO, 5.961s, 2037	2,713,385	182,969
IFB Ser. 06-123, Class LI, IO, 5.931s, 2037	3,824,334	289,408
IFB Ser. 07-81, Class IS, IO, 5.911s, 2037	6,519,004	572,938
IFB Ser. 08-1, Class NI, IO, 5.861s, 2037	4,590,222	341,513
IFB Ser. 07-116, Class BI, IO, 5.861s, 2037	9,050,730	673,374
IFB Ser. 08-01, Class AI, IO, 5.861s, 2037	15,306,575	962,386
IFB Ser. 08-10, Class GI, IO, 5.841s, 2038	3,085,249	233,017
IFB Ser. 08-1, Class HI, IO, 5.811s, 2037	11,714,158	724,427
IFB Ser. 07-39, Class AI, IO, 5.731s, 2037	4,002,839	296,709
IFB Ser. 07-32, Class SD, IO, 5.721s, 2037	2,728,529	227,555
IFB Ser. 07-30, Class UI, IO, 5.711s, 2037	2,229,191	186,115
IFB Ser. 07-32, Class SC, IO, 5.711s, 2037	2,169,168	161,351
IFB Ser. 07-1, Class CI, IO, 5.711s, 2037	2,596,130	190,792
IFB Ser. 05-14, Class SE, IO, 5.661s, 2035	3,564,193	224,827
IFB Ser. 05-58, Class IK, IO, 5.611s, 2035	3,225,607	243,535
IFB Ser. 08-1, Class BI, IO, 5.521s, 2038	23,614,195	1,529,350
Ser. 06-W3, Class 1AS, IO, 5.517s, 2046	9,533,580	649,237
Ser. 383, Class 18, IO, 5 1/2s, 2038	1,177,372	122,211
Ser. 383, Class 19, IO, 5 1/2s, 2038	1,068,999	110,962
Ser. 383, Class 25, IO, 5 1/2s, 2038	180,412	18,413
Ser. 386, Class 4, IO, 5 1/2s, 2037	262,220	27,954
Ser. 386, Class 5, IO, 5 1/2s, 2037	170,231	18,729
Ser. 383, Class 15, IO, 5 1/2s, 2037	162,202	16,781
Ser. 383, Class 16, IO, 5 1/2s, 2037	116,922	13,069
Ser. 383, Class 4, IO, 5 1/2s, 2037	1,637,436	175,716
Ser. 383, Class 5, IO, 5 1/2s, 2037	1,043,588	108,324
Ser. 383, Class 6, IO, 5 1/2s, 2037	932,070	96,749
Ser. 383, Class 7, IO, 5 1/2s, 2037	918,233	95,313
Ser. 383, Class 8, IO, 5 1/2s, 2037	372,245	38,639
Ser. 383, Class 9, IO, 5 1/2s, 2037	361,935	37,569
Ser. 383, Class 20, IO, 5 1/2s, 2037	664,956	69,820
Ser. 383, Class 21, IO, 5 1/2s, 2037	632,430	66,405
Ser. 383, Class 22, IO, 5 1/2s, 2037	423,860	44,505
Ser. 383, Class 23, IO, 5 1/2s, 2037	382,071	40,117
Ser. 383, Class 24, IO, 5 1/2s, 2037	267,567	28,466
Ser. 383, Class 26, IO, 5 1/2s, 2037	200,353	21,221
Ser. 383, Class 27, IO, 5 1/2s, 2037	94,754	10,575
Ser. 383, Class 95, IO, 5 1/2s, 2022	514,491	47,590
Ser. 383, Class 97, IO, 5 1/2s, 2022	217,455	18,617
Ser. 383, Class 94, IO, 5 1/2s, 2022	258,333	25,331
Ser. 383, Class 96, IO, 5 1/2s, 2022	275,192	25,368
IFB Ser. 07-75, Class ID, IO, 5.481s, 2037	2,349,182	169,045
Ser. 09-12, Class AI, 5s, 2039 (FWC)	8,110,000	801,146
Ser. 09-12, Class BI, 5s, 2039 (FWC)	2,340,000	269,252
Ser. 09-12, Class CI, 5s, 2039 (FWC)	7,957,000	765,734
Ser. 09-12, Class DI, 5s, 2039 (FWC)	6,276,000	524,605
Ser. 386, Class 1, IO, 5s, 2037	94,996	9,140
Ser. 383, Class 2, IO, 5s, 2037	181,083	20,370
Ser. 383, Class 92, IO, 5s, 2022	224,302	20,124
Ser. 383, Class 93, IO, 5s, 2022	203,669	15,515
Ser. 03-W12, Class 2, IO, 2.219s, 2043	2,678,596	93,029
Ser. 03-W10, Class 3, IO, 1.935s, 2043	4,026,945	119,490
Ser. 03-W10, Class 1, IO, 1.91s, 2043	10,668,076	309,506
Ser. 03-W8, Class 12, IO, 1.634s, 2042	19,262,821	692,936
Ser. 03-W17, Class 12, IO, 1.146s, 2033	5,103,675	129,748
Ser. 03-W19, IO, 1.089s, 2033	591,540	14,167
Ser. 03-T2, Class 2, IO, 0.809s, 2042	30,229,684	545,020

Ser. 03-W3, Class 2IO1, IO, 0.68s, 2042	11,823,403	181,871
Ser. 03-W6, Class 51, IO, 0.672s, 2042	7,793,790	126,857
Ser. 03-18, Class X1, IO, 0.653s, 2042	14,042,852	979,503
Ser. 03-W10, Class 3A, IO, 0.648s, 2043	405,130	3,584
Ser. 03-W10, Class 1A, IO, 0.614s, 2043	342,448	2,492
Ser. 01-T12, Class IO, 0.565s, 2041	13,463,376	189,461
Ser. 03-W2, Class 1, IO, 0.466s, 2042	15,406,972	164,762
Ser. 02-T4, IO, 0.449s, 2041	7,543,371	81,536
Ser. 01-50, Class B1, IO, 0.447s, 2041	1,945,944	17,448
Ser. 03-W3, Class 1, IO, 0.439s, 2042	10,515,382	106,314
Ser. 02-T1, Class IO, IO, 0.426s, 2031	12,009,194	107,733
Ser. 03-W6, Class 3, IO, 0.368s, 2042	11,039,167	89,115
Ser. 03-W6, Class 23, IO, 0.352s, 2042	11,658,034	90,104
Ser. 03-34, Class P1, Principal Only (PO), zero %, 2043	55,708	46,656
Ser. 07-64, Class LO, PO, zero %, 2037	1,023,791	886,334
Ser. 07-47, Class B0, PO, zero %, 2037	200,263	180,967
Ser. 07-14, Class KO, PO, zero %, 2037	469,829	381,400
Ser. 06-125, Class OX, PO, zero %, 2037	194,580	173,264
Ser. 06-84, Class OT, PO, zero %, 2036	137,833	125,126
Ser. 06-56, Class XF, zero %, 2036	174,972	168,242
Ser. 06-46, Class OC, PO, zero %, 2036	174,602	158,073
Ser. 07-15, Class IM, IO, zero %, 2009	2,463,402	192
Ser. 07-16, Class TS, IO, zero %, 2009	10,660,555	833
FRB Ser. 07-76, Class SF, zero %, 2037	105,753	98,519
FRB Ser. 06-115, Class SN, zero %, 2036	898,520	658,947
FRB Ser. 06-104, Class EK, zero %, 2036	234,898	199,840
FRB Ser. 05-117, Class GF, zero %, 2036	128,464	110,360
FRB Ser. 05-57, Class UL, zero %, 2035	1,656,519	1,599,892
FRB Ser. 05-36, Class QA, zero %, 2035	357,389	333,031
FRB Ser. 05-65, Class CU, zero %, 2034	234,327	213,602
FRB Ser. 05-81, Class DF, zero %, 2033	186,853	179,110
FRB Ser. 06-1, Class HF, zero %, 2032	165,255	159,455
IFB Ser. 06-75, Class FY, zero %, 2036	348,517	325,117
Federal Home Loan Mortgage Corp. Structured
Pass-Through Securities
Ser. T-42, Class A6, 9 1/2s, 2042	139,029	150,977
IFB Ser. T-56, Class 2ASI, IO, 7.711s, 2043	1,404,296	143,940
Ser. T-58, Class 4A, 7 1/2s, 2043	735,682	769,707
Ser. T-51, Class 2A, 7 1/2s, 2042	783,257	825,357
Ser. T-42, Class A5, 7 1/2s, 2042	523,355	551,485
Ser. T-41, Class 2A, 6.983s, 2032	55,279	57,041
Ser. T-56, Class A, IO, 0.524s, 2043	6,765,860	79,365
Ser. T-56, Class 3, IO, 0.352s, 2043	6,723,921	66,263
Ser. T-56, Class 1, IO, 0.283s, 2043	8,770,635	57,802
Ser. T-56, Class 2, IO, 0.019s, 2043	7,927,649	13,664
FFCA Secured Lending Corp. 144A Ser. 00-1, Class A2,
7.77s, 2027	1,763,216	1,234,252
First Horizon Alternative Mortgage Securities FRB Ser.
05-AA10, Class 2A1, 5.739s, 2035	1,488,353	729,293
First Union National Bank-Bank of America Commercial
Mortgage 144A Ser. 01-C1, Class 3, IO, 1.682s, 2033	23,360,106	541,820
First Union-Lehman Brothers Commercial Mortgage Trust
II
Ser. 97-C2, Class F, 7 1/2s, 2029	2,112,000	2,063,911
Ser. 97-C2, Class G, 7 1/2s, 2029	696,000	313,200
Freddie Mac
IFB Ser. 3339, Class JS, 40.67s, 2037	933,542	1,203,990
IFB Ser. 3202, Class HM, 31.584s, 2036	398,900	478,614
IFB Ser. 3182, Class PS, 27.267s, 2032	1,842,984	2,292,818
IFB Ser. 2976, Class KL, 23.162s, 2035	1,701,878	1,903,356
IFB Ser. 2979, Class AS, 23.052s, 2034	401,874	447,184
IFB Ser. 3065, Class DC, 18.861s, 2035	1,497,233	1,641,760
IFB Ser. 2990, Class LB, 16.094s, 2034	1,723,700	1,777,722
IFB Ser. 3012, Class FS, 16.042s, 2035	70,702	72,716
IFB Ser. 2828, Class GI, IO, 7.167s, 2034	2,778,889	253,649
IFB Ser. 3184, Class SP, IO, 7.017s, 2033	2,816,980	242,260
IFB Ser. 2927, Class SI, IO, 7s, 2035	2,317,230	177,261
IFB Ser. 2869, Class SH, IO, 6.967s, 2034	1,201,525	67,706
IFB Ser. 2869, Class JS, IO, 6.917s, 2034	5,816,732	388,017
IFB Ser. 2882, Class LS, IO, 6.867s, 2034	2,668,078	230,031
IFB Ser. 3149, Class SE, IO, 6.817s, 2036	2,189,934	261,199
IFB Ser. 3203, Class SH, IO, 6.807s, 2036	1,622,323	147,901
IFB Ser. 2815, Class PT, IO, 6.717s, 2032	2,746,619	183,593
IFB Ser. 2828, Class TI, IO, 6.717s, 2030	1,263,607	114,212
IFB Ser. 3397, Class GS, IO, 6.667s, 2037	1,457,021	118,228
IFB Ser. 3311, Class CI, IO, 6.427s, 2037	8,504,290	733,070
IFB Ser. 3297, Class BI, IO, 6.427s, 2037	6,820,401	572,204
IFB Ser. 3287, Class SD, IO, 6.417s, 2037	2,714,988	224,261
IFB Ser. 3281, Class BI, IO, 6.417s, 2037	1,313,652	98,435
IFB Ser. 3281, Class CI, IO, 6.417s, 2037	2,074,027	155,230
IFB Ser. 3249, Class SI, IO, 6.417s, 2036	1,356,239	106,719
IFB Ser. 3028, Class ES, IO, 6.417s, 2035	4,302,282	390,282
IFB Ser. 2922, Class SE, IO, 6.417s, 2035	3,216,726	282,116
IFB Ser. 3236, Class ES, IO, 6.367s, 2036	2,576,330	189,389
IFB Ser. 3136, Class NS, IO, 6.367s, 2036	4,046,323	348,830
IFB Ser. 3118, Class SD, IO, 6.367s, 2036	5,195,475	408,941
IFB Ser. 2927, Class ES, IO, 6.367s, 2035	1,793,406	99,210
IFB Ser. 2950, Class SM, IO, 6.367s, 2016	3,622,722	273,552
IFB Ser. 3256, Class S, IO, 6.357s, 2036	3,098,984	271,161
IFB Ser. 3031, Class BI, IO, 6.357s, 2035	1,365,996	104,929
IFB Ser. 3244, Class SB, IO, 6.327s, 2036	1,864,342	141,950
IFB Ser. 3244, Class SG, IO, 6.327s, 2036	2,178,770	177,687
IFB Ser. 3236, Class IS, IO, 6.317s, 2036	3,377,447	268,169
IFB Ser. 2962, Class BS, IO, 6.317s, 2035	7,783,263	568,956
IFB Ser. 3114, Class TS, IO, 6.317s, 2030	14,395,185	1,079,855

IFB Ser. 3128, Class JI, IO, 6.297s, 2036	4,593,967	390,487
IFB Ser. 2990, Class LI, IO, 6.297s, 2034	2,660,111	221,426
IFB Ser. 3240, Class S, IO, 6.287s, 2036	6,562,989	507,916
IFB Ser. 3229, Class BI, IO, 6.287s, 2036	587,410	39,145
IFB Ser. 3153, Class JI, IO, 6.287s, 2036	3,242,881	230,893
IFB Ser. 3065, Class DI, IO, 6.287s, 2035	1,034,422	85,817
IFB Ser. 3145, Class GI, IO, 6.267s, 2036	3,775,906	330,392
IFB Ser. 3114, Class GI, IO, 6.267s, 2036	1,557,878	113,562
IFB Ser. 3339, Class JI, IO, 6.257s, 2037	6,738,524	484,500
IFB Ser. 3218, Class AS, IO, 6.247s, 2036	2,351,689	176,372
IFB Ser. 3221, Class SI, IO, 6.247s, 2036	2,724,262	205,115
IFB Ser. 3153, Class UI, IO, 6.237s, 2036	7,000,831	748,837
IFB Ser. 3202, Class PI, IO, 6.207s, 2036	10,912,310	843,598
IFB Ser. 3355, Class MI, IO, 6.167s, 2037	1,763,517	127,187
IFB Ser. 3349, Class AS, IO, 6.167s, 2037	16,846,481	1,552,558
IFB Ser. 3201, Class SG, IO, 6.167s, 2036	3,504,685	314,726
IFB Ser. 3203, Class SE, IO, 6.167s, 2036	3,123,049	267,237
IFB Ser. 3238, Class LI, IO, 6.157s, 2036	81,902	6,493
IFB Ser. 3171, Class PS, IO, 6.152s, 2036	3,010,623	250,183
IFB Ser. 3152, Class SY, IO, 6.147s, 2036	3,381,404	303,955
IFB Ser. 3366, Class SA, IO, 6.117s, 2037	150,038	11,963
IFB Ser. 3284, Class BI, IO, 6.117s, 2037	2,151,476	147,142
IFB Ser. 3260, Class SA, IO, 6.117s, 2037	2,118,606	139,527
IFB Ser. 3199, Class S, IO, 6.117s, 2036	1,833,182	147,530
IFB Ser. 3284, Class LI, IO, 6.107s, 2037	10,000,094	761,787
IFB Ser. 3281, Class AI, IO, 6.097s, 2037	7,987,299	650,870
IFB Ser. 3311, Class EI, IO, 6.077s, 2037	2,205,788	152,695
IFB Ser. 3311, Class IA, IO, 6.077s, 2037	3,220,701	271,639
IFB Ser. 3311, Class IB, IO, 6.077s, 2037	3,220,701	271,639
IFB Ser. 3311, Class IC, IO, 6.077s, 2037	3,220,701	271,639
IFB Ser. 3311, Class ID, IO, 6.077s, 2037	3,220,701	271,639
IFB Ser. 3311, Class IE, IO, 6.077s, 2037	4,618,029	389,492
IFB Ser. 3240, Class GS, IO, 6.047s, 2036	3,979,634	316,393
IFB Ser. 3257, Class SI, IO, 5.987s, 2036	1,712,381	115,319
IFB Ser. 3225, Class JY, IO, 5.957s, 2036	7,486,768	546,841
IFB Ser. 3416, Class BI, IO, 5.917s, 2038	191,122	15,155
IFB Ser. 3339, Class TI, IO, 5.807s, 2037	3,563,663	275,576
IFB Ser. 3284, Class CI, IO, 5.787s, 2037	6,088,619	442,405
IFB Ser. 3016, Class SQ, IO, 5.777s, 2035	2,794,558	159,438
IFB Ser. 3397, Class SQ, IO, 5.637s, 2037	7,926,474	562,249
IFB Ser. 3424, Class UI, IO, 5.427s, 2037	111,968	8,440
Ser. 3510, Class AI, 5s, 2039 (FWC)	12,699,000	802,018
Ser. 3510, Class BI, 5s, 2039 (FWC)	7,947,000	602,677
Ser. 3510, Class CI, 5s, 2039 (FWC)	7,500,000	697,380
Ser. 3510, Class DI, 5s, 2039 (FWC)	4,140,000	386,262
Ser. 3510, Class IA, 5s, 2039 (FWC)	5,283,000	470,462
Ser. 3510, Class IB, 5s, 2039 (FWC)	2,609,000	279,698
Ser. 3510, Class IC, 5s, 2039 (FWC)	6,349,000	519,970
Ser. 3510, Class ID, 5s, 2039 (FWC)	2,408,000	246,435
Ser. 3403, PO, zero %, 2037	124,479	106,364
Ser. 3369, Class BO, PO, zero %, 2037	82,912	69,959
Ser. 3327, Class IF, IO, zero %, 2037	781,146	15,623
Ser. 3391, PO, zero %, 2037	150,410	120,209
Ser. 3292, Class DO, PO, zero %, 2037	218,348	198,748
Ser. 3296, Class OK, PO, zero %, 2037	230,988	207,273
Ser. 3274, Class MO, PO, zero %, 2037	114,181	99,255
Ser. 3300, PO, zero %, 2037	1,576,181	1,276,707
Ser. 3252, Class LO, PO, zero %, 2036	888,949	768,123
Ser. 3218, Class AO, PO, zero %, 2036	125,911	99,002
Ser. 3206, Class EO, PO, zero %, 2036	124,182	111,313
Ser. 3175, Class MO, PO, zero %, 2036	325,447	268,949
Ser. 3210, PO, zero %, 2036	93,912	77,718
Ser. 3139, Class CO, PO, zero %, 2036	793,909	713,230
Ser. 2587, Class CO, PO, zero %, 2032	2,626,868	2,261,994
FRB Ser. 3349, Class DO, zero %, 2037	191,306	174,258
FRB Ser. 3326, Class XF, zero %, 2037	1,169,532	1,090,036
FRB Ser. 3326, Class YF, zero %, 2037	2,379,239	2,239,495
FRB Ser. 3263, Class TA, zero %, 2037	236,610	208,822
FRB Ser. 3241, Class FH, zero %, 2036	477,674	463,259
FRB Ser. 3341, Class FA, zero %, 2036	70,956	69,219
FRB Ser. 3231, Class XB, zero %, 2036	336,376	331,856
FRB Ser. 3283, Class HF, zero %, 2036	109,560	106,739
FRB Ser. 3231, Class X, zero %, 2036	290,560	276,125
FRB Ser. 3147, Class SF, zero %, 2036	1,097,875	775,477
FRB Ser. 3117, Class AF, zero %, 2036	154,119	145,938
FRB Ser. 3326, Class WF, zero %, 2035	1,679,288	1,489,611
FRB Ser. 3036, Class AS, zero %, 2035	159,443	138,922
FRB Ser. 3003, Class XF, zero %, 2035	1,577,348	1,389,623
GE Capital Commercial Mortgage Corp. 144A
Ser. 07-C1, Class XC, IO, 0.093s, 2019	145,394,903	473,086
Ser. 05-C2, Class XC, IO, 0.083s, 2043	71,751,816	332,649
Ser. 05-C3, Class XC, IO, 0.064s, 2045	174,358,702	433,269
GMAC Commercial Mortgage Securities, Inc.
Ser. 99-C3, Class F, 7.897s, 2036	298,000	297,087
Ser. 01-C2, Class A1, 6 1/4s, 2034	3,022	3,010
Ser. 97-C1, Class X, IO, 1.358s, 2029	2,528,012	99,856
Ser. 05-C1, Class X1, IO, 0.216s, 2043	60,221,708	409,387
GMAC Commercial Mortgage Securities, Inc. 144A
Ser. 99-C3, Class G, 6.974s, 2036	1,265,341	379,602
Ser. 06-C1, Class XC, IO, 0.07s, 2045	103,594,688	274,252
Government National Mortgage Association
IFB Ser. 07-38, Class AS, 49.05s, 2037	2,120,127	2,796,262
IFB Ser. 07-51, Class SP, 37.478s, 2037	1,158,403	1,430,690
IFB Ser. 06-34, Class SA, 37.384s, 2036	248,045	301,633
IFB Ser. 07-44, Class SP, 34.676s, 2036	1,180,574	1,435,957

IFB Ser. 05-66, Class SP, 19.738s, 2035	896,737	953,604
IFB Ser. 05-7, Class JM, 15.986s, 2034	1,611,336	1,729,457
Ser. 07-17, Class CI, IO, 7 1/2s, 2037	71,441	7,144
IFB Ser. 06-69, Class SI, IO, 7.046s, 2036	93,347	6,707
IFB Ser. 06-62, Class SI, IO, 7.046s, 2036	2,343,369	146,775
IFB Ser. 07-1, Class SL, IO, 7.001s, 2037	1,077,482	78,517
IFB Ser. 07-1, Class SM, IO, 6.991s, 2037	1,076,834	78,338
IFB Ser. 05-68, Class PU, IO, 6.941s, 2032	81,298	9,030
IFB Ser. 04-59, Class SC, IO, 6.871s, 2034	1,465,218	115,801
IFB Ser. 07-49, Class NY, IO, 6.741s, 2035	8,199,654	547,048
IFB Ser. 07-35, Class TY, IO, 6.566s, 2035	2,530,136	166,683
IFB Ser. 07-26, Class SG, IO, 6.516s, 2037	3,586,718	215,766
IFB Ser. 07-26, Class SD, IO, 6.471s, 2037	3,461,840	231,597
IFB Ser. 07-26, Class SL, IO, 6.471s, 2037	355,610	36,287
IFB Ser. 07-25, Class SA, IO, 6.466s, 2037	2,392,517	142,919
IFB Ser. 07-25, Class SB, IO, 6.466s, 2037	4,646,668	285,595
IFB Ser. 07-11, Class SA, IO, 6.466s, 2037	1,884,846	134,929
IFB Ser. 06-69, Class SA, IO, 6.466s, 2036	110,375	7,253
IFB Ser. 07-31, Class CI, IO, 6.451s, 2037	1,781,382	112,333
IFB Ser. 07-22, Class S, IO, 6.441s, 2037	2,049,354	154,946
IFB Ser. 07-14, Class SB, IO, 6.441s, 2037	1,827,851	108,637
IFB Ser. 07-51, Class SJ, IO, 6.416s, 2037	2,420,923	183,105
IFB Ser. 07-58, Class PS, IO, 6.366s, 2037	10,006,113	680,145
IFB Ser. 07-59, Class PS, IO, 6.336s, 2037	1,857,792	118,975
IFB Ser. 07-59, Class SP, IO, 6.336s, 2037	4,958,782	325,559
IFB Ser. 07-48, Class SB, IO, 6.321s, 2037	2,741,666	156,741
IFB Ser. 07-68, Class PI, IO, 6.316s, 2037	2,537,184	182,878
IFB Ser. 06-38, Class SG, IO, 6.316s, 2033	7,011,728	366,033
IFB Ser. 07-53, Class SG, IO, 6.241s, 2037	1,319,837	84,182
IFB Ser. 07-17, Class AI, IO, 6.221s, 2037	7,910,303	543,208
IFB Ser. 08-3, Class SA, IO, 6.216s, 2038	4,090,061	222,641
IFB Ser. 07-79, Class SY, IO, 6.191s, 2037	6,481,213	433,593
IFB Ser. 07-53, Class ES, IO, 6.191s, 2037	1,807,879	105,071
IFB Ser. 07-9, Class AI, IO, 6.171s, 2037	3,010,560	188,205
IFB Ser. 07-58, Class SA, IO, 6.166s, 2037	14,788,376	792,953
IFB Ser. 07-61, Class SA, IO, 6.166s, 2037	2,400,659	119,524
IFB Ser. 06-28, Class GI, IO, 6.166s, 2035	3,047,570	221,055
IFB Ser. 07-10, Class SB, IO, 6.161s, 2037	311,369	17,501
IFB Ser. 07-67, Class SI, IO, 6.151s, 2037	7,870,453	414,977
IFB Ser. 07-9, Class DI, IO, 6.151s, 2037	3,438,445	225,519
IFB Ser. 07-59, Class SD, IO, 6.136s, 2037	7,559,189	395,179
IFB Ser. 06-49, Class SA, IO, 6.126s, 2036	127,017	6,876
IFB Ser. 05-65, Class SI, IO, 5.991s, 2035	2,921,979	179,701
IFB Ser. 07-17, Class IC, IO, 5.921s, 2037	4,681,371	317,804
IFB Ser. 07-17, Class IB, IO, 5.916s, 2037	1,496,377	110,558
IFB Ser. 06-10, Class SM, IO, 5.916s, 2036	13,159,867	757,178
IFB Ser. 06-14, Class S, IO, 5.916s, 2036	2,847,760	160,335
IFB Ser. 06-11, Class ST, IO, 5.881s, 2036	1,793,393	102,055
IFB Ser. 07-25, Class KS, IO, 5.871s, 2037	674,407	52,605
IFB Ser. 07-21, Class S, IO, 5.871s, 2037	4,055,636	224,735
IFB Ser. 07-26, Class SW, IO, 5.866s, 2037	28,661,659	1,483,699
IFB Ser. 07-27, Class SD, IO, 5.866s, 2037	1,730,339	94,581
IFB Ser. 07-19, Class SJ, IO, 5.866s, 2037	2,932,026	150,299
IFB Ser. 07-8, Class SA, IO, 5.866s, 2037	2,662,911	138,700
IFB Ser. 07-31, Class AI, IO, 5.851s, 2037	2,079,080	157,068
IFB Ser. 07-23, Class ST, IO, 5.841s, 2037	3,711,742	180,550
IFB Ser. 07-9, Class CI, IO, 5.841s, 2037	4,462,035	221,655
IFB Ser. 07-7, Class EI, IO, 5.841s, 2037	3,041,365	155,748
IFB Ser. 07-7, Class JI, IO, 5.841s, 2037	4,956,266	275,568
IFB Ser. 07-1, Class S, IO, 5.841s, 2037	3,838,302	197,699
IFB Ser. 07-3, Class SA, IO, 5.841s, 2037	3,669,769	188,109
IFB Ser. 07-43, Class SC, IO, 5.771s, 2037	2,497,694	134,111
IFB Ser. 07-73, Class MI, IO, 5.641s, 2037	8,117,683	372,496
IFB Ser. 07-67, Class EI, IO, 0.02s, 2037	4,244,876	1,546
IFB Ser. 07-67, Class GI, IO, 0.02s, 2037	12,440,137	4,531
Ser. 07-73, Class MO, PO, zero %, 2037	627,700	534,209
Ser. 99-31, Class MP, PO, zero %, 2029	45,964	38,578
FRB Ser. 07-73, Class KI, IO, zero %, 2037	6,248,721	33,918
FRB Ser. 07-73, Class KM, zero %, 2037	627,700	460,546
FRB Ser. 07-49, Class UF, zero %, 2037	159,826	150,541
FRB Ser. 07-35, Class UF, zero %, 2037	306,241	266,184
FRB Ser. 07-22, Class TA, zero %, 2037	193,736	186,299
FRB Ser. 98-2, Class EA, PO, zero %, 2028	420,952	335,137
Greenpoint Mortgage Funding Trust Ser. 05-AR1,
Class X1, IO, 3.271s, 2045	6,240,737	171,620
Greenwich Capital Commercial Funding Corp. Ser.
05-GG5, Class XC, IO, 0.066s, 2037	141,980,122	340,752
Greenwich Capital Commercial Funding Corp. 144A
Ser. 07-GG9, Class X, IO, 0.324s, 2039	20,002,462	210,026
Ser. 05-GG3, Class XC, IO, 0.225s, 2042	72,855,477	728,555
GS Mortgage Securities Corp. II
FRB Ser. 07-GG10, Class A3, 5.799s, 2045	2,313,000	1,504,789
Ser. 06-GG6, Class A2, 5.506s, 2038	2,377,000	2,143,579
Ser. 05-GG4, Class A4, 4.761s, 2039	77,000	63,273
GS Mortgage Securities Corp. II 144A
Ser. 98-C1, Class F, 6s, 2030	987,000	779,730
FRB Ser. 07-EOP, Class J, 1.28s, 2009	370,000	222,000
Ser. 06-GG8, Class X, IO, 0.666s, 2039	21,571,367	442,213
Ser. 04-C1, Class X1, IO, 0.496s, 2028	12,483,222	48,685
Ser. 03-C1, Class X1, IO, 0.233s, 2040	16,205,055	263,651
Ser. 05-GG4, Class XC, IO, 0.212s, 2039	78,659,930	1,061,909
Ser. 06-GG6, Class XC, IO, 0.046s, 2038	88,311,903	158,961
GSMPS Mortgage Loan Trust
Ser. 05-RP3, Class 1A4, 8 1/2s, 2035	188,601	174,517
Ser. 05-RP3, Class 1A3, 8s, 2035	572,256	521,329

Ser. 05-RP3, Class 1A2, 7 1/2s, 2035	434,147	391,358
GSMPS Mortgage Loan Trust 144A
Ser. 05-RP2, Class 1A3, 8s, 2035	610,509	590,229
Ser. 05-RP1, Class 1A3, 8s, 2035	65,186	58,316
Ser. 05-RP2, Class 1A2, 7 1/2s, 2035	667,961	638,465
IFB Ser. 04-4, Class 1AS, IO, 5.637s, 2034	5,817,933	403,765
GSR Mortgage Loan Trust Ser. 05-AR2, Class 2A1,
4.832s, 2035	1,249,312	774,574
HASCO NIM Trust 144A Ser. 05-OP1A, Class A, 6 1/4s,
2035 (Cayman Islands)	189,496	3,790
HSI Asset Loan Obligation FRB Ser. 07-AR1, Class 2A1,
6.128s, 2037	3,015,432	1,537,870
IMPAC Secured Assets Corp. FRB Ser. 07-2, Class 1A1A,
0.499s, 2037	3,864,653	2,618,303
IndyMac Indx Mortgage Loan Trust
FRB Ser. 05-AR31, Class 3A1, 5.601s, 2036	3,635,220	1,926,666
FRB Ser. 07-AR11, Class 1A1, 5.56s, 2037	2,729,662	1,228,348
JPMorgan Chase Commercial Mortgage Securities Corp.
Ser. 97-C5, Class F, 7.561s, 2029	711,000	462,150
FRB Ser. 07-LD12, Class AM, 6.062s, 2051	5,311,000	2,171,080
FRB Ser. 07-LD12, Class A3, 5.99s, 2051	25,166,000	16,156,844
Ser. 07-CB20, Class A3, 5.863s, 2051	5,789,000	3,671,244
FRB Ser. 07-LD11, Class A3, 5.819s, 2049	2,885,000	1,849,285
Ser. 06-CB15, Class A4, 5.814s, 2043	3,648,000	2,831,624
Ser. 07-CB20, Class A4, 5.794s, 2051	1,268,000	761,804
FRB Ser. 04-PNC1, Class A4, 5.406s, 2041	28,000	23,974
Ser. 05-CB12, Class A4, 4.895s, 2037	78,000	62,556
Ser. 04-C3, Class A5, 4.878s, 2042	72,000	59,990
Ser. 05-LDP2, Class AM, 4.78s, 2042	1,230,000	727,638
Ser. 06-LDP8, Class X, IO, 0.573s, 2045	28,658,470	617,991
Ser. 06-CB17, Class X, IO, 0.513s, 2043 (F)	34,836,984	700,730
Ser. 06-LDP9, Class X, IO, 0.455s, 2047 (F)	22,166,149	363,757
Ser. 07-LDPX, Class X, IO, 0.347s, 2049 (F)	43,035,101	492,688
Ser. 06-CB16, Class X1, IO, 0.092s, 2045	32,632,115	283,100
JPMorgan Chase Commercial Mortgage Securities Corp.
144A
Ser. 00-C9, Class G, 6 1/4s, 2032	915,000	883,306
Ser. 03-ML1A, Class X1, IO, 0.57s, 2039	9,614,395	283,625
Ser. 05-LDP2, Class X1, IO, 0.203s, 2042 (F)	141,973,601	1,572,928
Ser. 05-CB12, Class X1, IO, 0.106s, 2037 (F)	41,310,407	253,157
Ser. 05-LDP3, Class X1, IO, 0.084s, 2042 (F)	102,781,000	508,864
Ser. 07-CB20, Class X1, IO, 0.073s, 2051 (F)	73,633,667	499,083
Ser. 05-LDP5, Class X1, IO, 0.072s, 2044 (F)	267,797,052	814,812
Ser. 06-LDP6, Class X1, IO, 0.062s, 2043 (F)	57,321,447	177,638
Ser. 06-CB14, Class X1, IO, 0.061s, 2044 (F)	35,116,321	87,827
LB Commercial Conduit Mortgage Trust 144A
Ser. 99-C1, Class F, 6.41s, 2031	556,463	445,170
Ser. 99-C1, Class G, 6.41s, 2031	601,777	210,622
Ser. 98-C4, Class G, 5.6s, 2035	474,000	425,047
Ser. 98-C4, Class H, 5.6s, 2035	808,000	153,528
LB-UBS Commercial Mortgage Trust
Ser. 01-C3, Class A2, 6.365s, 2028	23,000	21,947
Ser. 07-C6, Class A2, 5.845s, 2012	7,834,000	6,151,735
Ser. 04-C7, Class A6, 4.786s, 2029	1,421,000	1,125,117
Ser. 07-C2, Class XW, IO, 0.537s, 2040	9,322,532	190,705
LB-UBS Commercial Mortgage Trust 144A
Ser. 06-C7, Class XW, IO, 0.718s, 2038	24,803,658	633,361
Ser. 03-C5, Class XCL, IO, 0.248s, 2037	13,122,011	197,617
Ser. 05-C3, Class XCL, IO, 0.206s, 2040	42,247,795	545,508
Ser. 05-C2, Class XCL, IO, 0.166s, 2040	129,476,284	848,847
Ser. 05-C7, Class XCL, IO, 0.142s, 2040	93,716,720	483,316
Ser. 05-C5, Class XCL, IO, 0.138s, 2020	63,169,393	529,524
Ser. 06-C7, Class XCL, IO, 0.117s, 2038	38,407,111	377,415
Ser. 07-C2, Class XCL, IO, 0.084s, 2040	80,108,383	566,070
Ser. 06-C1, Class XCL, IO, 0.055s, 2041	100,558,248	647,263
Lehman Brothers Floating Rate Commercial Mortgage
Trust 144A
FRB Ser. 04-LLFA, Class H, 1.283s, 2017	496,000	372,000
FRB Ser. 05-LLFA, Class J, 1.133s, 2018	324,000	243,000
Lehman Mortgage Trust
IFB Ser. 06-7, Class 1A9, 38.584s, 2036	486,492	631,528
IFB Ser. 07-5, Class 4A3, 37.744s, 2037	1,541,054	1,556,465
IFB Ser. 06-7, Class 4A2, IO, 7.361s, 2036	2,469,425	344,171
IFB Ser. 07-5, Class 8A2, IO, 7.331s, 2036	2,646,780	229,590
Ser. 07-1, Class 3A2, IO, 6.861s, 2037	3,061,044	418,494
IFB Ser. 06-9, Class 3A2, IO, 6.841s, 2037	1,668,254	131,375
IFB Ser. 07-4, Class 3A2, IO, 6.811s, 2037	2,432,492	212,248
IFB Ser. 06-5, Class 2A2, IO, 6.761s, 2036	5,116,718	396,546
IFB Ser. 07-2, Class 2A13, IO, 6.301s, 2037	4,332,670	314,119
IFB Ser. 07-4, Class 2A2, IO, 6.281s, 2037	10,651,231	732,272
IFB Ser. 07-1, Class 2A3, IO, 6.241s, 2037	4,840,704	350,951
Ser. 06-9, Class 2A3, IO, 6.231s, 2036	6,078,783	522,164
IFB Ser. 06-9, Class 2A2, IO, 6.231s, 2037	4,448,670	375,750
IFB Ser. 06-7, Class 2A4, IO, 6.161s, 2036	8,624,707	625,291
IFB Ser. 06-7, Class 2A5, IO, 6.161s, 2036	8,060,037	569,240
IFB Ser. 06-6, Class 1A2, IO, 6.111s, 2036	3,087,823	216,148
IFB Ser. 06-6, Class 1A3, IO, 6.111s, 2036	4,567,483	325,433
IFB Ser. 07-5, Class 10A2, IO, 5.951s, 2037	4,943,271	346,029
MASTR Adjustable Rate Mortgages Trust
Ser. 04-7, Class 2A1, 5.544s, 2034	100,404	61,872
FRB Ser. 04-13, Class 3A6, 3.788s, 2034	2,202,000	1,791,480
Ser. 04-03, Class 4AX, IO, 0.376s, 2034	1,352,113	5,746
Ser. 05-2, Class 7AX, IO, 0.17s, 2035	3,773,279	10,565
MASTR Reperforming Loan Trust 144A
Ser. 05-2, Class 1A3, 7 1/2s, 2035	1,214,271	1,195,556

Ser. 05-1, Class 1A4, 7 1/2s, 2034	876,653	810,235
Merit Securities Corp. 144A FRB Ser. 11PA, Class 3A1,
1.029s, 2027	3,639,062	2,340,454
Merrill Lynch Capital Funding Corp. Ser. 06-4,
Class XC, IO, 0.148s, 2049	75,393,271	541,987
Merrill Lynch Floating Trust 144A FRB Ser. 06-1,
Class TM, 0.833s, 2022	741,724	456,160
Merrill Lynch Mortgage Investors, Inc.
FRB Ser. 98-C3, Class E, 6.997s, 2030	496,000	460,306
FRB Ser. 05-A9, Class 3A1, 5.271s, 2035	3,184,859	2,338,784
Ser. 96-C2, Class JS, IO, 2.271s, 2028	539,596	18,956
Merrill Lynch Mortgage Trust
FRB Ser. 07-C1, Class A3, 5.829s, 2050	1,596,000	1,025,400
FRB Ser. 07-C1, Class A4, 5.829s, 2050	1,461,000	1,027,493
FRB Ser. 04-BPC1, Class A5, 4.855s, 2041	75,000	62,459
FRB Ser. 05-MCP1, Class A4, 4.747s, 2043	71,000	58,213
Ser. 05-MCP1, Class XC, IO, 0.137s, 2043	51,854,588	405,850
Merrill Lynch Mortgage Trust 144A
Ser. 04-KEY2, Class XC, IO, 0.253s, 2039	11,096,393	159,811
Ser. 05-LC1, Class X, IO, 0.1s, 2044	28,360,681	134,105
Merrill Lynch/Countrywide Commercial Mortgage Trust
FRB Ser. 07-8, Class A3, 5.957s, 2049	3,281,000	2,298,063
FRB Ser. 07-8, Class A2, 5.92s, 2049	2,800,000	1,803,503
Ser. 07-9, Class A4, 5.748s, 2049	5,497,000	3,790,047
Merrill Lynch/Countrywide Commercial Mortgage Trust
144A Ser. 07-7, Class X, IO, 0.019s, 2050	152,769,765	281,491
Mezz Cap Commercial Mortgage Trust 144A
Ser. 04-C1, Class X, IO, 8.006s, 2037	4,027,363	538,901
Ser. 04-C2, Class X, IO, 6.004s, 2040	1,917,722	234,315
Ser. 05-C3, Class X, IO, 5.555s, 2044	2,232,567	210,861
Ser. 06-C4, Class X, IO, 5.454s, 2016	7,613,113	824,072
Morgan Stanley Capital 144A Ser. 05-RR6, Class X, IO,
1.632s, 2043	7,349,409	171,903
Morgan Stanley Capital I
FRB Ser. 08-T29, Class A3, 6.28s, 2043	1,080,000	769,770
FRB Ser. 06-IQ11, Class A4, 5.771s, 2042	3,648,000	2,507,447
FRB Ser. 07-IQ14, Class AM, 5.691s, 2049	1,736,000	816,427
Ser. 05-HQ6, Class A4A, 4.989s, 2042	3,244,000	2,558,847
Ser. 04-HQ4, Class A7, 4.97s, 2040	1,681,000	1,370,183
Morgan Stanley Capital I 144A
Ser. 04-RR, Class F5, 6s, 2039	820,000	65,600
Ser. 04-RR, Class F6, 6s, 2039	1,230,000	86,100
Ser. 07-HQ13, Class X1, IO, 0.67s, 2044	36,627,836	693,365
Ser. 05-HQ6, Class X1, IO, 0.114s, 2042	67,074,794	410,914
Ser. 05-HQ5, Class X1, IO, 0.093s, 2042	17,040,117	75,147
Morgan Stanley Mortgage Loan Trust Ser. 05-5AR,
Class 2A1, 4.855s, 2035	2,679,653	1,393,420
Mortgage Capital Funding, Inc. FRB Ser. 98-MC2,
Class E, 7.093s, 2030	839,000	503,400
Nomura Asset Acceptance Corp. Ser. 04-R3, Class PT,
7.327s, 2035	404,837	363,301
Nomura Asset Acceptance Corp. 144A Ser. 04-R2,
Class PT, 9.087s, 2034	183,611	171,358
PNC Mortgage Acceptance Corp. 144A
Ser. 00-C1, Class J, 6 5/8s, 2010	189,000	56,003
Ser. 00-C2, Class J, 6.22s, 2033	909,000	576,124
Residential Asset Mortgage Products, Inc. Ser. 02-SL1,
Class AI3, 7s, 2032	100,171	98,713
Residential Asset Securitization Trust
IFB Ser. 07-A3, Class 2A2, IO, 6.301s, 2037	9,934,624	695,424
Ser. 07-A5, Class 2A3, 6s, 2037	1,157,080	694,248
Residential Funding Mortgage Securities I Ser. 04-S5,
Class 2A1, 4 1/2s, 2019	2,543,363	2,451,166
Saco I Trust FRB Ser. 05-10, Class 1A1, 0.649s, 2033	729,666	262,680
Salomon Brothers Mortgage Securities VII 144A Ser.
02-KEY2, Class X1, IO, 0.656s, 2036	19,242,273	673,480
SBA CMBS Trust 144A Ser. 05-1A, Class D, 6.219s, 2035	470,000	344,261
STRIPS 144A
Ser. 03-1A, Class L, 5s, 2018 (Cayman Islands)	603,000	440,190
Ser. 03-1A, Class M, 5s, 2018 (Cayman Islands)	403,000	221,650
Ser. 04-1A, Class L, 5s, 2018 (Cayman Islands)	273,000	152,880
Structured Adjustable Rate Mortgage Loan Trust
FRB Ser. 07-8, Class 1A2, 6 1/4s, 2037	8,487,990	4,159,115
Ser. 04-8, Class 1A3, 5.359s, 2034	6,460	2,991
FRB Ser. 05-18, Class 6A1, 5.254s, 2035	1,495,473	912,239
Ser. 05-9, Class AX, IO, 1.485s, 2035	13,633,605	231,771
Structured Adjustable Rate Mortgage Loan Trust 144A
Ser. 04-NP2, Class A, 0.739s, 2034	450,082	342,062
Structured Asset Securities Corp.
IFB Ser. 07-4, Class 1A3, IO, 5.841s, 2037	30,201,974	2,189,643
Ser. 07-4, Class 1A4, IO, 1s, 2037	31,483,519	314,835
Structured Asset Securities Corp. 144A
Ser. 07-RF1, Class 1A, IO, 5.306s, 2037	10,462,904	673,811
Ser. 06-RF4, Class 1A, IO, 0.356s, 2036	5,475,468	666,168
Wachovia Bank Commercial Mortgage Trust
FRB Ser. 07-C33, Class A3, 5.902s, 2051	2,572,000	1,642,263
Ser. 07-C30, Class A3, 5.246s, 2043	1,506,000	1,134,417
Ser. 04-C15, Class A4, 4.803s, 2041	2,498,000	2,088,682
Ser. 06-C28, Class XC, IO, 0.38s, 2048	17,113,267	217,167
Ser. 06-C29, IO, 0.374s, 2048	74,391,718	1,115,876
Ser. 07-C34, IO, 0.355s, 2046	17,650,768	273,410
Wachovia Bank Commercial Mortgage Trust 144A
FRB Ser. 05-WL5A, Class L, 3.633s, 2018	574,000	350,140
Ser. 03-C3, Class IOI, IO, 0.413s, 2035	12,279,006	258,277
Ser. 07-C31, IO, 0.261s, 2047	72,534,481	712,289

Ser. 05-C18, Class XC, IO, 0.117s, 2042	30,047,323	179,983
Ser. 06-C27, Class XC, IO, 0.078s, 2045	37,244,410	181,380
Ser. 06-C23, Class XC, IO, 0.055s, 2045	177,818,193	528,120
Ser. 06-C26, Class XC, IO, 0.04s, 2045	13,268,704	24,149
WAMU Commercial Mortgage Securities Trust 144A
Ser. 05-C1A, Class G, 5.72s, 2036	129,000	25,177
Ser. 06-SL1, Class X, IO, 0.936s, 2043	6,127,659	158,461
Ser. 07-SL2, Class X, IO, 0.85s, 2049	12,475,787	287,317
WAMU Mortgage Pass-Through Certificates FRB Ser.
04-AR1, Class A, 4.229s, 2034	281,283	225,027
Washington Mutual Mortgage Pass-Through Certificates
Ser. 07-2, Class CX, IO, 7s, 2037	668,377	61,825
Washington Mutual Multi-Fam., Mtge. 144A Ser. 01-1,
Class B5, 7.188s, 2031 (Cayman Islands)	1,083,000	767,455
Wells Fargo Mortgage Backed Securities Trust Ser.
05-AR10, Class 2A18, IO, 0.61s, 2035	34,401,000	32,648

Total collateralized mortgage obligations (cost $443,114,192)		$394,884,185

CORPORATE BONDS AND NOTES (22.4%)(a)

	Principal amount	Value

Basic materials (0.7%)
ArcelorMittal sr. unsec. unsub. notes 6 1/8s, 2018
(Luxembourg)	$443,000	$346,608
Domtar Corp. company guaranty Ser. *, 7 7/8s, 2011
(Canada)	250,000	231,250
Dow Chemical Co. (The) Pass Through Trust 144A company
guaranty 4.027s, 2009	2,525,000	2,485,240
Freeport-McMoRan Copper & Gold, Inc. sr. sec. notes
6 7/8s, 2014	468,000	432,900
Freeport-McMoRan Copper & Gold, Inc. sr. unsec. notes
8 3/8s, 2017	312,000	258,180
Georgia-Pacific Corp. debs. 9 1/2s, 2011	250,000	243,750
Georgia-Pacific Corp. notes 8 1/8s, 2011	500,000	482,500
International Paper Co. bonds 7.95s, 2018	213,000	172,472
International Paper Co. sr. unsec. notes 7.4s, 2014	90,000	76,111
Mosaic Co. (The) 144A sr. unsec. unsub. notes 7 5/8s,
2016	485,000	455,900
Steel Dynamics, Inc. company guaranty sr. unsec.
unsub. notes 7 3/8s, 2012	315,000	283,500
Steel Dynamics, Inc. company guaranty sr. unsec.
unsub. notes 6 3/4s, 2015	305,000	241,713
Westvaco Corp. unsec. notes 7 1/2s, 2027	126,000	109,941
Xstrata Finance Canada, Ltd. 144A company guaranty
5.8s, 2016 (Canada)	610,000	428,185
		6,248,250

Capital goods (0.9%)
Caterpillar Financial Services Corp. sr. unsec. notes
4.85s, 2012	1,250,000	1,256,369
Caterpillar Financial Services Corp. sr. unsec. notes
Ser. MTN, 5.85s, 2017	795,000	770,054
Eaton Corp. notes 5.6s, 2018	625,000	593,585
John Deere Capital Corp. sr. unsec. notes Ser. MTN,
5.35s, 2018	300,000	287,971
L-3 Communications Corp. company guaranty Ser. B,
6 3/8s, 2015	450,000	421,875
L-3 Communications Corp. sr. sub. notes 5 7/8s, 2015	390,000	356,850
Legrand SA unsec. unsub. debs. 8 1/2s, 2025 (France)	655,000	516,188
Parker Hannifin Corp. sr. unsec. unsub. notes 6 1/4s,
2038	435,000	408,386
Rexam PLC 144A bond 6 3/4s, 2013 (United Kingdom)	2,000,000	1,850,700
United Technologies Corp. sr. unsec. notes 6 1/8s, 2038	605,000	621,842
United Technologies Corp. sr. unsec. notes 5 3/8s, 2017	1,085,000	1,110,496
		8,194,316

Communication services (3.2%)
American Tower Corp. 144A sr. notes 7s, 2017	1,070,000	1,027,200
Ameritech Capital Funding company guaranty 6 1/4s, 2009	690,000	696,721
AT&T Wireless Services, Inc. sr. notes 8 3/4s, 2031	926,000	1,091,726
AT&T Wireless Services, Inc. sr. notes 7 7/8s, 2011	600,000	645,158
AT&T, Inc. sr. unsec. unsub. bonds 5 1/2s, 2018	220,000	218,553
AT&T, Inc. sr. unsec. unsub. notes 6.3s, 2038	3,060,000	2,971,256
AT&T, Inc. sr. unsec. unsub. notes 4.95s, 2013	950,000	968,355
Bellsouth Capital Funding unsec. notes 7 7/8s, 2030	590,000	621,059
Comcast Cable Communications company guaranty sr.
unsub. notes 8 7/8s, 2017	785,000	826,965
Comcast Corp. company guaranty sr. unsec. unsub. notes
6.95s, 2037	455,000	464,807
Cox Communications, Inc. notes 7 1/8s, 2012	345,000	340,144
Cox Communications, Inc. 144A notes 5 7/8s, 2016	390,000	352,461
Cox Enterprises, Inc. 144A notes 7 7/8s, 2010	250,000	250,100
France Telecom notes 8 1/2s, 2031 (France)	340,000	434,405
Nextel Communications, Inc. sr. notes Ser. E, 6 7/8s,
2013	230,000	114,938
Rogers Communications Inc. company guaranty notes
6.8s, 2018 (Canada)	610,000	629,825
Rogers Wireless, Inc. sec. notes 6 3/8s, 2014 (Canada)	1,000,000	973,117
Southwestern Bell Telephone debs. 7s, 2027	755,000	691,316
TCI Communications, Inc. company guaranty 7 7/8s, 2026	2,555,000	2,601,790
TCI Communications, Inc. debs. 9.8s, 2012	960,000	1,032,971
Telecom Italia Capital SA company guaranty 5 1/4s,
2015 (Luxembourg)	800,000	680,867

Telecom Italia Capital SA company guaranty 5 1/4s,
2013 (Luxembourg)	155,000	139,388
Telecom Italia Capital SA company guaranty 4s, 2010
(Luxembourg)	315,000	308,407
Telefonica Emisones SAU company guaranty 7.045s, 2036
(Spain)	500,000	555,730
Telefonica Emisones SAU company guaranty 6.421s, 2016
(Spain)	125,000	132,657
Telefonica Emisones SAU company guaranty 6.221s, 2017
(Spain)	345,000	362,885
Telefonica Europe BV company guaranty 8 1/4s, 2030
(Netherlands)	435,000	507,051
Time Warner Cable, Inc. company guaranty sr. notes
7.3s, 2038	1,165,000	1,204,689
Time Warner Cable, Inc. company guaranty sr. unsec.
6 3/4s, 2018	355,000	346,735
Verizon Communications, Inc. sr. unsec. unsub. notes
8 3/4s, 2018	55,000	64,071
Verizon New England, Inc. sr. notes 6 1/2s, 2011	1,580,000	1,608,102
Verizon New Jersey, Inc. debs. 8s, 2022	640,000	646,259
Verizon Pennsylvania, Inc. debs. 8.35s, 2030	795,000	788,717
Verizon Virginia, Inc. debs. Ser. A, 4 5/8s, 2013	219,000	208,837
Verizon Wireless, Inc. 144A notes 5.55s, 2014	2,365,000	2,349,864
Vodafone Group PLC unsec. notes 6.15s, 2037 (United
Kingdom)	1,270,000	1,232,332
		28,089,458

Conglomerates (0.2%)
Honeywell International, Inc. sr. unsec. notes 5.3s,
2018	380,000	384,825
Siemens Financieringsmaatschappij 144A notes 5 3/4s,
2016 (Netherlands)	560,000	555,008
Tyco International Finance SA company guaranty sr.
unsec. unsub. notes 8 1/2s, 2019 (Luxembourg)	380,000	403,471
		1,343,304

Consumer cyclicals (1.2%)
D.R. Horton, Inc. sr. notes 7 7/8s, 2011	415,000	374,538
DaimlerChrysler NA Holding Corp. company guaranty
unsec. notes 7.2s, 2009	1,930,000	1,920,130
DaimlerChrysler NA Holding Corp. company guaranty
unsec. unsub. notes Ser. MTN, 5 3/4s, 2011	1,420,000	1,349,271
JC Penney Co., Inc. debs. 7.65s, 2016	115,000	91,272
JC Penney Co., Inc. notes 6 7/8s, 2015	285,000	222,490
Marriott International, Inc. sr. unsec. Ser. J,
5 5/8s, 2013	130,000	113,475
News America Holdings, Inc. company guaranty 7 3/4s,
2024	870,000	824,799
News America Holdings, Inc. debs. 7 3/4s, 2045	1,700,000	1,725,786
Omnicom Group, Inc. sr. notes 5.9s, 2016	535,000	449,646
Target Corp. bonds 6 1/2s, 2037	975,000	900,255
Time Warner Entertainment Co., LP debs. 8 3/8s, 2023	50,000	50,392
Time Warner, Inc. debs. 9.15s, 2023	675,000	714,598
Time Warner, Inc. debs. 9 1/8s, 2013	1,660,000	1,767,878
Wal-Mart Stores, Inc. sr. unsec. notes 6.2s, 2038	365,000	394,955
		10,899,485

Consumer staples (1.6%)
Altria Group, Inc. company guaranty sr. unsec. unsub.
notes 8 1/2s, 2013	540,000	593,749
Anheuser-Busch InBev Worlwide, Inc. 144A company
guaranty sr. notes 8.2s, 2039	670,000	675,171
Campbell Soup Co. debs. 8 7/8s, 2021	715,000	881,464
ConAgra Foods, Inc. unsec. notes 7 7/8s, 2010	345,000	366,566
CVS Caremark, Corp. 144A pass-through certificates
6.117s, 2013	951,509	962,301
CVS Corp. sr. unsecd. notes 6 1/8s, 2016	5,000	5,086
Delhaize Group sr. unsub. notes 6 1/2s, 2017 (Belgium)	480,000	471,176
Diageo Capital PLC company guaranty 5 3/4s, 2017
(United Kingdom)	345,000	343,818
Diageo Capital PLC company guaranty 5.2s, 2013 (United
Kingdom)	145,000	147,556
Diageo PLC company guaranty 8s, 2022	675,000	736,357
Estee Lauder Cos., Inc. (The) sr. unsec. notes 6s, 2037	559,000	427,843
General Mills, Inc. sr. unsec. notes 5.65s, 2019	190,000	193,302
H.J. Heinz Co. sr. unsec. notes 5.35s, 2013	595,000	604,127
Kellogg Co. sr. unsub. 5 1/8s, 2012	135,000	143,328
Kraft Foods, Inc. notes 6 1/8s, 2018	730,000	737,974
Kroger Co. company guaranty 6 3/4s, 2012	5,000	5,268
Kroger Co. company guaranty 6.4s, 2017	605,000	613,306
Kroger Co. sr. notes 6.15s, 2020	200,000	199,330
McDonald's Corp. sr. unsec. Ser. MTN, 6.3s, 2038	680,000	745,425
McDonald's Corp. sr. unsec. bond 6.3s, 2037	530,000	580,198
McDonald's Corp. sr. unsec. bond 5.8s, 2017	265,000	291,711
McDonald's Corp. sr. unsec. notes 5.7s, 2039	775,000	789,121
SABMiller PLC 144A notes 6 1/2s, 2018 (United Kingdom)	1,010,000	939,866
Sara Lee Corp. sr. unsec. unsub. notes 6 1/4s, 2011	725,000	740,072
Tesco PLC 144A sr. unsec. unsub. notes 6.15s, 2037
(United Kingdom)	935,000	839,342
Yum! Brands, Inc. sr. unsec. unsub. 6 1/4s, 2018	720,000	635,651
		13,669,108

Energy (1.3%)

Amerada Hess Corp. unsub notes 6.65s, 2011	210,000	212,500
Anadarko Petroleum Corp. sr. notes 5.95s, 2016	297,000	268,670
CenterPoint Energy Resources Corp. notes 7 3/4s, 2011	1,050,000	1,042,160
Chesapeake Energy Corp. sr. unsec. notes 7 5/8s, 2013	835,000	768,200
ConocoPhillips company guaranty sr. unsec. bond 5.9s,
2038	590,000	564,342
ConocoPhillips company guaranty sr. unsec. notes 5.2s,
2018	280,000	273,483
ConocoPhillips notes 6 1/2s, 2039	300,000	295,680
Devon Energy Corp. sr. notes 6.3s, 2019	360,000	360,237
EOG Resources, Inc. sr. unsec. notes 5 7/8s, 2017	550,000	551,100
Forest Oil Corp. sr. notes 8s, 2011	455,000	437,938
Motiva Enterprises, LLC 144A sr. notes 5.2s, 2012	195,000	202,708
Newfield Exploration Co. sr. sub. notes 6 5/8s, 2016	550,000	488,125
Nexen, Inc. unsec. unsub. notes 6.4s, 2037 (Canada)	495,000	364,637
Peabody Energy Corp. sr. notes 5 7/8s, 2016	665,000	598,500
Petro-Canada sr. unsec. unsub. notes 6.05s, 2018
(Canada)	465,000	383,309
Premcor Refining Group, Inc. sr. notes 7 1/2s, 2015	1,235,000	1,166,667
Sunoco, Inc. notes 4 7/8s, 2014	470,000	401,785
Tesoro Corp. company guaranty 6 1/2s, 2017	220,000	163,900
Weatherford International, Inc. company guaranty sr.
unsec. unsub. bonds 6.8s, 2037	205,000	143,628
Weatherford International, Inc. company guaranty sr.
unsec. unsub. bonds 6.35s, 2017	240,000	200,042
Weatherford International, Ltd. company guaranty
6 1/2s, 2036	685,000	479,124
Weatherford International, Ltd. sr. notes 5 1/2s, 2016	390,000	318,324
XTO Energy, Inc. sr. unsec. notes 6 3/4s, 2037	635,000	577,223
XTO Energy, Inc. sr. unsec. notes 5 1/2s, 2018	280,000	257,027
XTO Energy, Inc. sr. unsec. unsub. notes 6 1/2s, 2018	505,000	499,889
		11,019,198

Financials (7.7%)
Allstate Life Global Funding Trusts notes Ser. MTN,
5 3/8s, 2013	1,160,000	1,170,179
American Express Bank FSB notes Ser. BKN1, 5.55s, 2012	995,000	956,104
American Express Bank FSB sr. unsec. FRN Ser. BKNT,
0.686s, 2017	1,035,000	604,098
American International Group, Inc. sr. unsec. Ser. G,
5.85s, 2018	2,655,000	1,914,919
American International Group, Inc. 144A sr. unsec.
notes 8 1/4s, 2018	420,000	348,600
Amvescap PLC company guaranty 5 5/8s, 2012	440,000	345,988
Bank of America Corp. sub. notes 7 3/4s, 2015	1,465,000	1,419,512
Bank of America NA sub. notes 5.3s, 2017	905,000	794,445
Bank of New York Mellon Corp. (The) sr. unsec. unsub.
notes Ser. G, 4.95s, 2012	495,000	504,048
Barclays Bank PLC unsec. FRN 3.313s, 2049 (United
Kingdom)	1,530,000	795,600
Bear Stearns Cos., Inc. (The) notes Ser. MTN, 6.95s,
2012	1,380,000	1,446,788
Bear Stearns Cos., Inc. (The) sr. notes 6.4s, 2017	1,020,000	1,024,456
Bear Stearns Cos., Inc. (The) sr. unsec. notes 7 1/4s,
2018	2,400,000	2,554,682
Bosphorus Financial Services, Ltd. 144A sec. sr. notes
FRN 3.949s, 2012 (Cayman Islands)	1,457,625	1,244,905
Capital One Financial Corp. sub. notes 6.15s, 2016	995,000	712,351
Chubb Corp. (The) sr. notes 6 1/2s, 2038	480,000	459,989
CIT Group, Inc. sr. notes 5.4s, 2013	1,170,000	890,878
CIT Group, Inc. sr. notes 5s, 2015	5,000	3,302
CIT Group, Inc. sr. notes 5s, 2014	1,130,000	763,635
Citigroup, Inc. sr. notes 6 1/2s, 2013	945,000	902,956
Citigroup, Inc. sr. unsec. notes 6 1/8s, 2018	3,120,000	2,830,835
Citigroup, Inc. sub. notes 5s, 2014	1,081,000	874,477
CNA Financial Corp. unsec. notes 6 1/2s, 2016	595,000	430,793
CNA Financial Corp. unsec. notes 6s, 2011	600,000	460,541
Countrywide Financial Corp. FRN Ser. MTN, 2.946s, 2012	1,090,000	938,763
Deutsche Bank AG/London notes 4 7/8s, 2013 (Germany)	765,000	747,836
Deutsche Bank Capital Funding Trust VII 144A FRB
5.628s, 2049	930,000	330,610
Dresdner Funding Trust I 144A bonds 8.151s, 2031	100,000	37,849
Duke Realty LP sr. unsec. notes 6 1/2s, 2018	390,000	245,668
Duke Realty LP sr. unsec. notes 6 1/4s, 2013	120,000	85,231
Fund American Cos., Inc. notes 5 7/8s, 2013	1,050,000	780,153
GATX Financial Corp. notes 5.8s, 2016	455,000	372,871
General Electric Capital Corp. sr. unsec. FRN Ser.
MTN, 2.435s, 2016	1,305,000	976,165
General Electric Capital Corp. sr. unsec. notes Ser.
MTN, 6 7/8s, 2039	2,000,000	1,767,143
Goldman Sachs Group, Inc (The) sr. unsec. 6.15s, 2018	595,000	543,316
Goldman Sachs Group, Inc. (The) sr. notes 5.45s, 2012	960,000	929,443
Goldman Sachs Group, Inc. (The) sub. notes 6 3/4s, 2037	2,510,000	1,927,543
Hartford Financial Services Group, Inc. (The) sr.
unsec. notes 6.1s, 2041	1,820,000	1,126,636
HCP, Inc. sr. unsec. Ser. MTN, 6.7s, 2018 (R)	50,000	33,024
Health Care Property Investors, Inc. sr. unsec. notes
6s, 2017	635,000	392,156
Health Care REIT, Inc. sr. notes 6s, 2013 (R)	320,000	236,793
Highwood Properties, Inc. sr. unsec. bonds 5.85s, 2017
(R)	835,000	493,515
Hospitality Properties Trust notes 6 3/4s, 2013 (R)	250,000	163,719
HSBC Holdings PLC sub. notes 6 1/2s, 2037 (United
Kingdom)	9,060,000	8,264,179

iStar Financial, Inc. sr. unsec. notes 5 7/8s, 2016 (R)	1,340,000	495,800
JPMorgan Chase & Co. sr. notes 6s, 2018	55,000	55,224
JPMorgan Chase Bank NA sub. notes 6s, 2017	404,000	393,604
JPMorgan Chase Bank NA sub. notes Ser. BKNT, 6s, 2017	1,311,000	1,273,874
Liberty Mutual Group 144A notes 6 1/2s, 2035	1,715,000	1,046,332
Loews Corp. notes 5 1/4s, 2016	385,000	345,294
Marsh & McLennan Cos., Inc. sr. unsec. notes 6 1/4s,
2012	1,350,000	1,264,351
Marsh & McLennan Cos., Inc. sr. unsec. notes 5 3/8s,
2014	820,000	716,836
Merrill Lynch & Co., Inc. jr. sub. bonds 7 3/4s, 2038	1,535,000	1,454,776
Merrill Lynch & Co., Inc. notes 5.45s, 2013	1,350,000	1,292,025
Merrill Lynch & Co., Inc. notes FRN Ser. MTN, 1.359s,
2011	910,000	815,322
MetLife, Inc. sr. unsec. notes Ser. A, 6.817s, 2018	1,465,000	1,488,214
Monumental Global Funding, Ltd. 144A notes 5 1/2s,
2013 (Cayman Islands)	700,000	636,858
Morgan Stanley & Co. sr. unsec. notes Ser. MTN,
5 3/4s, 2016	970,000	838,193
Nationwide Financial Services, Inc. notes 5 5/8s, 2015	500,000	416,070
Nationwide Health Properties, Inc. notes 6 1/2s, 2011
(R)	540,000	487,521
Nationwide Health Properties, Inc. unsec. notes
6 1/4s, 2013 (R)	920,000	759,540
Nuveen Investments, Inc. sr. unsec. notes 5 1/2s, 2015	390,000	84,825
OneAmerica Financial Partners, Inc. 144A bonds 7s, 2033	1,010,000	842,731
Prudential Financial, Inc. sr. unsec. unsub. notes
Ser. MTNB, 5.1s, 2014	575,000	475,623
Prudential Holdings LLC 144A bonds 8.695s, 2023	1,235,000	1,073,190
Rouse Co. (The) notes 7.2s, 2012 (R)	535,000	180,563
Rouse Co., LP (The) / TRC Property Holdings, Inc. 144A
sr. unsec. unsub. notes 6 3/4s, 2013 (R)	335,000	113,900
Simon Property Group LP sr. unsec. notes 6 1/8s, 2018
(R)	930,000	701,037
Simon Property Group LP unsub. bonds 5 3/4s, 2015 (R)	286,000	218,138
SLM Corp. notes Ser. MTNA, 4 1/2s, 2010	915,000	850,859
Sovereign Bancorp, Inc. sr. notes 4.8s, 2010	560,000	542,587
Wachovia Bank NA sr. unsec. sub. notes 6.6s, 2038	595,000	581,527
Wachovia Bank NA sub. notes Ser. BKNT, 6s, 2017	1,880,000	1,785,165
Wells Fargo & Co. sr. notes 4 3/8s, 2013	1,785,000	1,737,505
Willis Group North America, Inc. company guaranty
6.2s, 2017	510,000	352,379
		67,166,557

Health care (0.8%)
Aetna, Inc. sr. unsec. unsub. notes 6 3/4s, 2037	2,510,000	2,241,267
AstraZeneca PLC sr. unsub. notes 5.9s, 2017 (United
Kingdom)	1,535,000	1,651,322
GlaxoSmith Kline Capital Inc, company guaranty sr.
notes 5.65s, 2018	935,000	1,001,841
Hospira, Inc. sr. notes 6.05s, 2017	110,000	98,285
Hospira, Inc. sr. notes 5.55s, 2012	655,000	631,099
UnitedHealth Group, Inc. sr. unsec. notes 5.8s, 2036	120,000	92,149
UnitedHealth Group, Inc. sr. unsec. notes 5 1/2s, 2012	615,000	615,892
Ventas Realty LP/Capital Corp. sr. notes 6 3/4s, 2017
(R)	390,000	325,650
		6,657,505

Technology (0.5%)
Fiserv, Inc. sr. unsec. unsub. notes company guaranty
6.8s, 2017	615,000	542,715
Fiserv, Inc. sr. unsec. unsub. notes company guaranty
6 1/8s, 2012	543,000	519,109
IBM Corp. sr. unsec. notes 5.7s, 2017	470,000	505,608
Lexmark International Inc, sr. unsec. notes 5.9s, 2013	855,000	716,705
Tyco Electronics Group SA sr. unsec. notes company
guaranty 6s, 2012 (Luxembourg)	980,000	907,317
Tyco Electronics Group SA sr. unsec. unsub. notes
company guaranty 5.95s, 2014 (Luxembourg)	100,000	91,104
Xerox Corp. sr. notes 6.4s, 2016	865,000	741,738
Xerox Corp. sr. unsec. notes 6.35s, 2018	250,000	206,875
		4,231,171

Transportation (0.6%)
American Airlines, Inc. pass-through certificates Ser.
01-1, 6.817s, 2011	100,000	74,000
American Airlines, Inc. pass-through certificates Ser.
01-2, 7.858s, 2011	290,000	253,750
Burlington Northern Santa Fe Corp. sr. unsec. notes
7s, 2014	305,000	322,562
Canadian National Railway Co. sr. unsec. unsub. notes
5.55s, 2018 (Canada)	495,000	469,357
Continental Airlines, Inc. pass-through certificates
Ser. 97-4A, 6.9s, 2018	802,606	654,124
Continental Airlines, Inc. pass-through certificates
Ser. 98-1A, 6.648s, 2017	255,010	206,558
Delta Air Lines, Inc. pass-through certificates
6.821s, 2022	453,444	312,876
Northwest Airlines Corp. pass-through certificates
Ser. 00-1, 7.15s, 2019	1,264,449	897,759
Southwest Airlines Co. pass-through certificates
6.15s, 2022	244,586	201,088
Union Pacific Corp. sr. unsub. notes 5 3/4s, 2017	895,000	856,904
Union Pacific Corp. 144A pass-through certificates

5.214s, 2014	280,000	258,544
United AirLines, Inc. pass-through certificates
6.636s, 2022	564,202	394,941
		4,902,463

Utilities and power (3.7%)
AEP Texas North Co. sr. notes Ser. B, 5 1/2s, 2013	515,000	495,689
American Water Capital Corp. sr. unsec. bonds 6.085s,
2017	375,000	335,096
Appalachian Power Co. sr. notes 5.8s, 2035	580,000	454,400
Arizona Public Services Co. notes 6 1/2s, 2012	569,000	556,437
Atmos Energy Corp. sr. unsub. notes 6.35s, 2017	765,000	691,415
Beaver Valley II Funding debs. 9s, 2017	795,000	758,247
Boardwalk Pipelines LP company guaranty 5 7/8s, 2016	980,000	780,975
Bruce Mansfield Unit pass-through certificates 6.85s,
2034	1,985,000	1,502,731
CMS Energy Corp. unsub. notes 6.55s, 2017	45,000	40,050
Commonwealth Edison Co. 1st mtge. 6.15s, 2017	250,000	242,802
Commonwealth Edison Co. 1st mtge. sec. bonds 5 7/8s,
2033	480,000	408,912
Commonwealth Edison Co. 1st mtge. sec. bonds 5.8s, 2018	130,000	125,151
Consolidated Natural Gas Co. sr. notes 5s, 2014	400,000	380,318
Consumers Energy Co. 1st mtge. sec. bond 6 1/8s, 2019	1,355,000	1,303,867
Dominion Resources, Inc. sr. unsec. unsub. notes Ser.
07-A, 6s, 2017	2,460,000	2,403,228
Duke Energy Corp. sr. unsec. notes 6 1/4s, 2018	1,055,000	1,026,395
El Paso Natural Gas Co. sr. unsec. notes 5.95s, 2017	95,000	83,363
Electricite de France 144A notes 6.95s, 2039 (France)	970,000	1,000,129
Entergy Gulf States, Inc. 1st mtge. 5 1/4s, 2015	810,000	719,811
Enterprise Products Operating, LLC company guaranty
sr. notes 6 1/2s, 2019	680,000	630,979
Indianapolis Power & Light 144A 1st mtge. 6.3s, 2013	410,000	416,861
Indiantown Cogeneration LP 1st mtge. Ser. A-10, 9.77s,
2020	645,000	503,203
Ipalco Enterprises, Inc. 144A sr. sec. notes 7 1/4s,
2016	190,000	175,750
ITC Holdings Corp. 144A notes 5 7/8s, 2016	890,000	819,255
ITC Holdings Corp. 144A sr. unsec. notes 6.05s, 2018	330,000	304,275
Kansas Gas & Electric bonds 5.647s, 2021	289,186	260,050
Kinder Morgan, Inc. sr. notes 6 1/2s, 2012	338,000	314,340
MidAmerican Energy Holdings Co. bonds 6 1/8s, 2036	1,000,000	936,917
MidAmerican Energy Holdings Co. sr. unsec. bond
6 1/2s, 2037	410,000	403,269
MidAmerican Funding, LLC sr. sec. bond 6.927s, 2029	360,000	343,031
National Fuel Gas Co. notes 5 1/4s, 2013	595,000	562,415
Northwestern Corp. sec. notes 5 7/8s, 2014	900,000	807,677
Oncor Electric Delivery Co. debs. 7s, 2022	208,000	199,595
Oncor Electric Delivery Co. sec. notes 6 3/8s, 2012	220,000	219,105
Oncor Electric Delivery Co. 144A 1st mtge. sec. bond
5.95s, 2013	290,000	283,623
Pacific Gas & Electric Co. sr. unsec. notes 6.35s, 2038	295,000	314,026
Pacific Gas & Electric Co. sr. unsub. 5.8s, 2037	650,000	609,541
PacifiCorp Sinking Fund 1st mtge. 6 1/4s, 2037	460,000	470,631
Potomac Edison Co. 144A 1st mtge. 5.8s, 2016	885,000	795,997
Power Receivable Finance, LLC 144A sr. notes 6.29s,
2012	500,076	489,495
PPL Energy Supply LLC bonds Ser. A, 5.7s, 2015	515,000	423,030
Progress Energy, Inc. sr. notes 6.85s, 2012	195,000	198,816
Public Service Co. of Colorado sr. notes Ser. A,
6 7/8s, 2009	980,000	992,515
Rockies Express Pipeline, LLC 144A sr. notes 7 1/2s,
2038	1,485,000	1,405,487
Southern Natural Gas. Co. 144A notes 5.9s, 2017	380,000	315,929
Spectra Energy Capital, LLC company guaranty sr.
unsec. notes 5.9s, 2013	910,000	896,944
Spectra Energy Capital, LLC company guaranty sr.
unsec. unsub. notes 6.2s, 2018	135,000	120,644
Spectra Energy Capital, LLC sr. notes 8s, 2019	650,000	645,669
Teco Finance, Inc. company guaranty sr. unsec. unsub.
notes 7.2s, 2011	900,000	869,270
TransAlta Corp. notes 5 3/4s, 2013 (Canada)	535,000	496,300
TransAlta Corp. sr. unsec. notes 6.65s, 2018 (Canada)	330,000	297,474
TransCanada Pipelines, Ltd. sr. unsec. unsub. notes
6 1/2s, 2018 (Canada)	925,000	922,245
Union Electric Co. 1st mtge. sr. sec. bond 6.7s, 2019	560,000	523,592
West Penn Power Co. 1st mtge. 5.95s, 2017	830,000	730,919
		32,007,885

Total corporate bonds and notes (cost $213,379,723)		$194,428,700

ASSET-BACKED SECURITIES (9.7%)(a)

	Principal amount	Value

Accredited Mortgage Loan Trust
FRB Ser. 05-1, Class M2, 1.079s, 2035	$174,409	$26,161
FRB Ser. 05-4, Class A2C, 0.599s, 2035	296,655	244,740
Ace Securities Corp.
FRB Ser. 06-OP2, Class A2C, 0.539s, 2036	758,000	375,210
FRB Ser. 06-HE3, Class A2C, 0.539s, 2036	973,000	335,956
Advanta Business Card Master Trust FRB Ser. 04-C1,
Class C, 1.409s, 2013	1,179,000	432,162
Aegis Asset Backed Securities Trust 144A Ser. 04-6N,
Class Note, 4 3/4s, 2035	45,173	5
AFC Home Equity Loan Trust Ser. 99-2, Class 1A,

0.799s, 2029	2,191,192	890,192
American Express Credit Account Master Trust 144A Ser.
04-C, Class C, 0.833s, 2012	342,456	298,802
Ameriquest Mortgage Securities, Inc.
FRB Ser. 06-R1, Class M10, 2.889s, 2036	755,000	13,439
FRB Ser. 03-8, Class M2, 2.139s, 2033	359,176	21,551
AMP CMBS 144A FRB Ser. 06-1A, Class A, 2.746s, 2047
(Cayman Islands)	1,530,000	229,860
Arcap REIT, Inc. 144A
Ser. 03-1A, Class E, 7.11s, 2038	1,203,000	396,990
Ser. 04-1A, Class E, 6.42s, 2039	889,204	222,301
Argent Securities, Inc.
FRB Ser. 03-W3, Class M3, 2.659s, 2033	42,539	851
FRB Ser. 06-W4, Class A2C, 0.549s, 2036	1,735,000	694,000
Asset Backed Funding Certificates
FRB Ser. 04-OPT2, Class M2, 1.389s, 2033	349,688	160,856
FRB Ser. 05-WMC1, Class M1, 0.829s, 2035	543,000	320,370
Asset Backed Securities Corp. Home Equity Loan Trust
FRB Ser. 06-HE2, Class A3, 0.579s, 2036	303,812	182,617
FRB Ser. 06-HE4, Class A5, 0.549s, 2036	1,178,560	636,422
FRB Ser. 06-HE7, Class A4, 0.529s, 2036	534,000	135,280
Aviation Capital Group Trust 144A FRB Ser. 03-2A,
Class G1, 1.059s, 2033	775,293	193,823
Bay View Auto Trust Ser. 05-LJ2, Class D, 5.27s, 2014	324,000	266,006
Bayview Financial Acquisition Trust FRB Ser. 04-D,
Class A, 0.799s, 2044	773,498	686,223
Bayview Financial Asset Trust 144A
FRB Ser. 03-SSRA, Class M, 1.739s, 2038	507,593	340,087
FRB Ser. 03-SSRA, Class A, 1.089s, 2038	445,082	324,910
FRB Ser. 04-SSRA, Class A1, 0.989s, 2039	649,108	415,429
Bear Stearns Asset Backed Securities, Inc.
FRB Ser. 06-EC1, Class M9, 2.389s, 2035	70,414	176
FRB Ser. 06-PC1, Class M9, 2.139s, 2035	326,000	3,260
FRB Ser. 05-HE1, Class M3, 1.319s, 2035	395,000	19,750
FRB Ser. 03-3, Class A2, 0.979s, 2043	1,398,053	1,142,124
FRB Ser. 03-1, Class A1, 0.889s, 2042	432,277	303,791
FRB Ser. 05-3, Class A1, 0.839s, 2035	246,177	227,137
Bear Stearns Asset Backed Securities, Inc. 144A FRB
Ser. 06-HE2, Class M10, 2.639s, 2036	23,066	41
Capital Auto Receivables Asset Trust 144A
Ser. 06-1, Class D, 7.16s, 2013	610,000	466,531
Ser. 05-1, Class D, 6 1/2s, 2011	1,076,000	917,416
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 05-OPT1,
Class M1, 0.809s, 2035	331,324	148,713
Conseco Finance Securitizations Corp.
Ser. 00-2, Class A5, 8.85s, 2030	4,214,172	2,519,544
Ser. 02-2, Class A, IO, 8 1/2s, 2033	4,056,117	368,940
Ser. 00-4, Class A6, 8.31s, 2032	4,553,244	2,322,154
Ser. 00-5, Class A6, 7.96s, 2032	2,391,690	1,469,241
Ser. 02-1, Class M1F, 7.954s, 2033	941,000	470,783
Ser. 01-4, Class A4, 7.36s, 2033	3,416,158	2,466,067
Ser. 00-6, Class A5, 7.27s, 2031	771,482	518,411
Ser. 01-1, Class A5, 6.99s, 2032	3,275,600	2,039,061
Ser. 01-3, Class A4, 6.91s, 2033	4,407,846	2,990,115
Ser. 02-1, Class A, 6.681s, 2033	3,243,069	2,684,920
Countrywide Asset Backed Certificates
FRB Ser. 05-BC3, Class M1, 0.909s, 2035	284,000	174,660
FRB Ser. 04-6, Class 2A5, 0.779s, 2034	749,898	551,175
FRB Ser. 05-14, Class 3A2, 0.629s, 2036	169,241	140,470
Credit-Based Asset Servicing and Securitization 144A
Ser. 06-MH1, Class B1, 6 1/4s, 2036	375,000	152,143
Crest, Ltd. 144A Ser. 03-2A, Class D2, 6.723s, 2038
(Cayman Islands)	1,307,000	392,100
CS First Boston Mortgage Securities Corp. 144A Ser.
04-FR1N, Class A, 5s, 2034	150,030	--
Equifirst Mortgage Loan Trust FRB Ser. 05-1, Class M5,
1.059s, 2035	165,000	8,250
Fieldstone Mortgage Investment Corp. FRB Ser. 05-1,
Class M3, 0.929s, 2035	519,000	483,236
First Franklin Mortgage Loan Asset Backed Certificates
FRB Ser. 06-FF7, Class 2A3, 0.539s, 2036	1,209,000	481,420
First Plus Home Loan Trust Ser. 97-3, Class B1, 7.79s,
2023	159,249	149,288
Fort Point CDO, Ltd. FRB Ser. 03-2A, Class A2, 3.267s,
2038 (Cayman Islands)	834,000	25,020
Foxe Basin, Ltd. 144A FRB Ser. 03-1A, Class A1,
2.496s, 2015 (Cayman Islands)	1,580,000	1,345,528
Fremont Home Loan Trust
FRB Ser. 05-E, Class 2A4, 0.719s, 2036	1,701,000	1,029,105
FRB Ser. 06-2, Class 2A3, 0.559s, 2036	3,011,000	1,595,830
G-Star, Ltd. 144A FRB Ser. 02-2A, Class BFL, 2.389s,
2037 (Cayman Islands)	417,000	125,100
GE Corporate Aircraft Financing, LLC 144A
FRB Ser. 05-1A, Class C, 1.689s, 2019	963,000	385,200
Ser. 04-1A, Class B, 1.239s, 2018	33,978	24,974
Gears Auto Owner Trust 144A Ser. 05-AA, Class E1,
8.22s, 2012	1,533,000	1,383,919
GEBL 144A
Ser. 04-2, Class D, 3.083s, 2032	433,427	43,343
Ser. 04-2, Class C, 1.183s, 2032	163,349	75,549
Green Tree Financial Corp.
Ser. 96-5, Class M1, 8.05s, 2027	437,522	228,967
Ser. 99-5, Class A5, 7.86s, 2030	9,721,126	5,984,704
Ser. 97-2, Class A7, 7.62s, 2028	232,277	189,933
Ser. 97-6, Class A9, 7.55s, 2029	492,935	366,707

Ser. 97-4, Class A7, 7.36s, 2029	149,202	122,691
Ser. 95-8, Class B1, 7.3s, 2026	284,587	165,211
Ser. 96-10, Class M1, 7.24s, 2028	812,000	449,847
Ser. 97-3, Class A5, 7.14s, 2028	308,694	242,608
Ser. 97-6, Class A8, 7.07s, 2029	110,802	92,256
Ser. 98-4, Class A7, 6.87s, 2030	230,061	150,704
Ser. 97-7, Class A8, 6.86s, 2029	91,507	76,879
Ser. 98-6, Class A7, 6.45s, 2030	225,230	210,423
Ser. 99-2, Class A7, 6.44s, 2030	866,466	551,006
Ser. 99-1, Class A6, 6.37s, 2025	972,000	771,548
Greenpoint Manufactured Housing
Ser. 00-3, Class IA, 8.45s, 2031	2,696,486	1,687,248
Ser. 99-5, Class M1A, 8.3s, 2026	409,000	223,805
Ser. 99-3, Class 1A5, 6.79s, 2023	119,499	110,801
GS Auto Loan Trust 144A Ser. 04-1, Class D, 5s, 2011
(F)	918,783	872,812
GSAMP Trust FRB Ser. 06-HE5, Class A2C, 0.539s, 2036	4,475,000	2,115,498
Guggenheim Structured Real Estate Funding, Ltd. 144A
FRB Ser. 05-2A, Class D, 1.939s, 2030 (Cayman Islands)	979,000	176,220
FRB Ser. 05-1A, Class D, 1.919s, 2030 (Cayman Islands)	322,885	161,442
High Income Trust Securities 144A FRB Ser. 03-1A,
Class A, 2.888s, 2036 (Cayman Islands)	1,004,714	371,744
Home Equity Asset Trust FRB Ser. 06-1, Class 2A4,
0.719s, 2036	853,000	417,970
JPMorgan Mortgage Acquisition Corp.
FRB Ser. 05-OPT2, Class M11, 2.639s, 2035 (F)	435,000	9,499
FRB Ser. 06-FRE1, Class A4, 0.679s, 2035	716,000	385,745
Lehman Manufactured Housing Ser. 98-1, Class 1, IO,
0.807s, 2028	10,714,190	173,945
Lehman XS Trust
Ser. 07-6, Class 3A6, 6 1/2s, 2037	9,726,856	4,085,280
IFB Ser. 07-3, Class 4B, IO, 6.301s, 2037	3,521,352	426,249
FRB Ser. 07-6, Class 2A1, 0.599s, 2037	7,854,501	2,692,519
LNR CDO, Ltd. 144A
FRB Ser. 03-1A, Class EFL, 3.356s, 2036 (Cayman
Islands)	2,510,000	200,800
FRB Ser. 02-1A, Class FFL, 3.139s, 2037 (Cayman
Islands)	3,681,000	736,200
Local Insight Media Finance, LLC Ser. 07-1W, Class A1,
5.53s, 2012 (F)	4,131,904	2,685,738
Long Beach Mortgage Loan Trust
FRB Ser. 05-2, Class M4, 1.009s, 2035	448,000	67,200
FRB Ser. 06-4, Class 2A4, 0.649s, 2036	819,000	263,054
FRB Ser. 06-1, Class 2A3, 0.579s, 2036	1,288,186	592,565
Madison Avenue Manufactured Housing Contract
FRB Ser. 02-A, Class B1, 3.639s, 2032	3,088,734	1,503,237
FRB Ser. 02-A, Class M2, 2.639s, 2032	453,000	212,351
Ser. 02-A IO, 0.3s, 2032	87,326,523	835,540
Marriott Vacation Club Owner Trust 144A
Ser. 05-2, Class D, 6.205s, 2027	59,396	37,419
Ser. 04-2A, Class D, 5.389s, 2026	54,176	34,131
Ser. 04-2A, Class C, 4.741s, 2026	62,730	40,774
FRB Ser. 02-1A, Class A1, 1.059s, 2024	600,403	510,343
MASTR Asset Backed Securities Trust FRB Ser. 06-FRE2,
Class A4, 0.539s, 2036	425,000	176,256
Mid-State Trust
Ser. 11, Class B, 8.221s, 2038	438,001	300,908
Ser. 10, Class B, 7.54s, 2036	439,843	288,407
Morgan Stanley ABS Capital I
FRB Ser. 05-HE2, Class M5, 1.069s, 2035	281,000	2,810
FRB Ser. 05-HE1, Class M3, 0.909s, 2034	281,000	44,960
FRB Ser. 06-NC4, Class M2, 0.689s, 2036	395,000	27,650
N-Star Real Estate CDO, Ltd. 144A FRB Ser. 04-2A,
Class C1, 2.409s, 2039 (Cayman Islands)	735,000	588,000
Navigator CDO, Ltd. 144A FRB Ser. 03-1A, Class A1,
2.639s, 2015 (Cayman Islands)	243,802	216,057
Navistar Financial Corp. Owner Trust
Ser. 05-A, Class C, 4.84s, 2014	99,138	88,695
Ser. 04-B, Class C, 3.93s, 2012	125,649	106,791
New Century Home Equity Loan Trust
Ser. 03-5, Class AI7, 5.15s, 2033	1,257,350	1,012,167
FRB Ser. 03-4, Class M3, 2.439s, 2033	23,603	354
Novastar Home Equity Loan
FRB Ser. 06-1, Class A2C, 0.549s, 2036	1,017,000	597,488
FRB Ser. 06-2, Class A2C, 0.539s, 2036	1,017,000	458,640
Oakwood Mortgage Investors, Inc.
Ser. 00-D, Class A3, 6.99s, 2022	102,352	92,521
Ser. 01-D, Class A3, 5.9s, 2022	120,011	64,548
Ser. 02-C, Class A1, 5.41s, 2032	2,661,573	1,410,634
Oakwood Mortgage Investors, Inc. 144A
Ser. 01-B, Class A4, 7.21s, 2030	383,968	252,890
Ser. 01-B, Class A3, 6.535s, 2023	114,380	72,997
Option One Mortgage Loan Trust FRB Ser. 05-4,
Class M11, 2.889s, 2035	134,866	1,686
Origen Manufactured Housing Ser. 04-B, Class A2,
3.79s, 2017	29,921	28,535
Park Place Securities, Inc.
FRB Ser. 05-WCH1, Class M4, 1.219s, 2036	180,000	10,800
FRB Ser. 04-WHQ2, Class A3A, 0.739s, 2035	106,561	98,036
Park Place Securities, Inc. 144A FRB Ser. 04-MHQ1,
Class M10, 2.889s, 2034 (F)	12,505	48
People's Financial Realty Mortgage Securities Trust
FRB Ser. 06-1, Class 1A2, 0.519s, 2036	1,402,000	730,854
Residential Asset Mortgage Products, Inc.
FRB Ser. 06-NC3, Class A2, 0.579s, 2036	1,208,742	874,518

FRB Ser. 07-RZ1, Class A2, 0.549s, 2037		1,565,000	563,965
Residential Asset Securities Corp. FRB Ser. 05-EMX1,
Class M2, 1.119s, 2035		637,000	63,700
Residential Asset Securities Corp. 144A Ser. 04-NT,
Class Note, 4 1/2s, 2034 (In default) (NON)		61,018	305
SAIL Net Interest Margin Notes 144A Ser. 04-4A,
Class B, 7 1/2s, 2034 (Cayman Islands) (In default)
(NON)		233,390	2
Securitized Asset Backed Receivables, LLC
FRB Ser. 05-HE1, Class M2, 1.039s, 2035		281,000	8,430
FRB Ser. 07-NC2, Class A2B, 0.529s, 2037		1,409,000	577,690
SG Mortgage Securities Trust
FRB Ser. 06-OPT2, Class A3D, PO, 0.599s, 2036		1,730,000	562,250
FRB Ser. 06-FRE1, Class A2B, 0.569s, 2036		717,000	415,860
Soundview Home Equity Loan Trust
FRB Ser. 06-OPT3, Class 2A3, 0.559s, 2036		758,000	315,328
FRB Ser. 06-3, Class A3, 0.549s, 2036		4,497,000	2,594,809
Soundview Home Equity Loan Trust 144A FRB Ser.
05-CTX1, Class B1, 2.889s, 2035		288,409	2,884
South Coast Funding 144A FRB Ser. 3A, Class A2,
3.588s, 2038 (Cayman Islands)		460,000	3,588
Structured Asset Investment Loan Trust FRB Ser.
06-BNC2, Class A6, 0.649s, 2036		821,000	71,030
Structured Asset Receivables Trust 144A FRB Ser. 05-1,
1.633s, 2015 (F)		3,946,579	2,669,571
Structured Asset Securities Corp. 144A Ser. 98-RF3,
Class A, IO, 6.1s, 2028		2,113,578	192,749
TIAA Real Estate CDO, Ltd. Ser. 03-1A, Class E, 8s,
2038		1,388,000	173,500
Wells Fargo Home Equity Trust FRB Ser. 07-1, Class A3,
0.709s, 2037		366,000	122,879
Whinstone Capital Management, Ltd. 144A FRB Ser. 1A,
Class B3, 2.059s, 2044 (United Kingdom)		460,894	55,307

Total asset-backed securities (cost $158,283,991)			$84,663,438

PURCHASED OPTIONS OUTSTANDING (9.3%)(a)
	Expiration date/	Contract
	strike price	amount	Value

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.355% versus the three month USD-LIBOR-BBA maturing
on November 12, 2019.	Nov-09/5.355	$92,480,000	$16,580,739
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.355% versus the three month USD-LIBOR-BBA maturing
on November 12, 2019.	Nov-09/5.355	97,133,000	17,414,004
Option on an interest rate swap with Deutschbank for
the right to pay a fixed rate of 5.385% versus
the three month USD-LIBOR-BBA maturing April 16, 2019.	Apr-09/5.385	68,646,000	12,356
Option on an interest rate swap with Deutschbank for
the right to receive a fixed rate of 5.385% versus
the three month USD-LIBOR-BBA maturing April 16, 2019.	Apr-09/5.385	68,646,000	13,445,692
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.355%
versus the three month USD-LIBOR-BBA maturing
November 12, 2019.	Nov-09/5.355	97,133,000	377,847
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.355%
versus the three month USD-LIBOR-BBA maturing
November 12, 2019.	Nov-09/5.355	92,480,000	361,597
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.315% versus the three month USD-LIBOR-BBA maturing
on April 08, 2019.	Apr-09/5.315	84,687,000	16,128,639
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.315%
versus the three month USD-LIBOR-BBA maturing on
April 08, 2019.	Apr-09/5.315	84,687,000	11,856
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.03% versus the three month USD-LIBOR-BBA maturing
on February 16, 2020.	Feb-10/5.03	102,080,000	15,191,546
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.03%
versus the three month USD-LIBOR-BBA maturing on
February 16, 2020.	Feb-10/5.03	102,080,000	851,347

Total purchased options outstanding (cost $32,223,116)			$80,375,623

SENIOR LOANS (0.9%)(a)(c)

		Principal amount	Value

Basic materials (--%)
Aleris International, Inc. bank term loan FRN Ser. B,
2 3/8s, 2013		$142,071	$50,029
Georgia-Pacific, LLC bank term loan FRN Ser. B,
4.189s, 2013		120,098	103,397
NewPage Holding Corp. bank term loan FRN 5.313s, 2014		318,092	180,782
			334,208

Capital goods (0.1%)
Hawker Beechcraft Acquisition Co., LLC bank term loan
FRN 3.459s, 2014		22,175	12,011

Hawker Beechcraft Acquisition Co., LLC bank term loan
FRN Ser. B, 2.789s, 2014		377,634	204,552
Polypore, Inc. bank term loan FRN Ser. B, 2.45s, 2014		409,839	272,543
Sequa Corp. bank term loan FRN 3.688s, 2014		566,637	348,481
			837,587

Communication services (0.2%)
Cablevision Systems Corp. bank term loan FRN 2.083s,
2013		409,786	368,125
Cricket Communications, Inc. bank term loan FRN Ser.
B, 6 1/2s, 2013		91,180	83,059
Crown Castle International Corp. bank term loan FRN
5.376s, 2014		153,686	134,629
Intelsat Corp. bank term loan FRN Ser. B2, 3.925s, 2011		108,590	93,000
Intelsat Corp. bank term loan FRN Ser. B2-A, 3.925s,
2013		108,624	93,029
Intelsat Corp. bank term loan FRN Ser. B2-C, 3.925s,
2013		108,590	93,000
Level 3 Communications, Inc. bank term loan FRN
3.255s, 2014		414,000	299,115
MetroPCS Wireless, Inc. bank term loan FRN 4.508s, 2013		163,923	142,443
PAETEC Holding Corp. bank term loan FRN Ser. B1,
2.961s, 2013		401,634	250,352
Time Warner Telecom, Inc. bank term loan FRN Ser. B,
3.043s, 2013		204,909	176,478
			1,733,230

Consumer cyclicals (0.3%)
Affinion Group, Inc. bank term loan FRN Ser. B,
4.645s, 2013		414,000	296,528
Allison Transmission, Inc. bank term loan FRN Ser. B,
3.169s, 2014		404,193	260,127
Dana Corp. bank term loan FRN 7 1/4s, 2015		366,542	155,169
DirecTV Holdings, LLC bank term loan FRN 5 1/4s, 2013		495,013	474,387
Goodman Global Holdings, Inc. bank term loan FRN Ser.
B, 7.708s, 2011		324,240	262,634
Harrah's Operating Co., Inc. bank term loan FRN Ser.
B2, 4.16s, 2015		410,895	254,942
Idearc, Inc. bank term loan FRN Ser. B, 3.417s, 2014		409,818	138,519
Lear Corp bank term loan FRN 3.243s, 2013		411,493	184,715
National Bedding Co. bank term loan FRN 3.009s, 2011		187,091	80,215
Navistar Financial Corp. bank term loan FRN 4.358s,
2012		110,400	78,016
Navistar International Corp. bank term loan FRN
3.721s, 2012		303,600	214,544
Yankee Candle Co., Inc. bank term loan FRN 3.4s, 2014		245,000	132,300
			2,532,096

Consumer staples (0.1%)
Pinnacle Foods Holding Corp. bank term loan FRN Ser.
B, 3.198s, 2014		409,839	319,561
Spectrum Brands, Inc. bank term loan FRN 0.298s, 2013		26,417	16,202
Spectrum Brands, Inc. bank term loan FRN Ser. B1,
5.897s, 2013		383,621	235,287
			571,050

Financials (0.1%)
Lender Processing Services, Inc. bank term loan FRN
Ser. B, 2.961s, 2014		621,875	595,445
			595,445

Health care (0.1%)
Health Management Associates, Inc. bank term loan FRN
3.209s, 2014		391,323	277,001
IASIS Healthcare, LLC/IASIS Capital Corp. bank term
loan FRN 7.62s, 2014		26,466	22,562
IASIS Healthcare, LLC/IASIS Capital Corp. bank term
loan FRN Ser. B, 2.461s, 2014		285,382	243,288
IASIS Healthcare, LLC/IASIS Capital Corp. bank term
loan FRN Ser. DD, 2.461s, 2014		98,751	84,186
Sun Healthcare Group, Inc. bank term loan FRN 3.662s,
2014		69,023	56,254
Sun Healthcare Group, Inc. bank term loan FRN Ser. B,
3.597s, 2014		465,117	379,070
			1,062,361

Technology (--%)
First Data Corp. bank term loan FRN Ser. B1, 3.144s,
2014		204,430	128,944
Freescale Semiconductor, Inc. bank term loan FRN Ser.
B, 3.931s, 2013		270,242	136,097
SunGard Data Systems, Inc. bank term loan FRN 3.707s,
2014		204,909	158,658
Travelport bank term loan FRN Ser. B, 3.074s, 2013		165,388	93,444
Travelport bank term loan FRN Ser. DD, 3.709s, 2013		96,493	53,554
			570,697

Total senior loans (cost $10,887,802)			$8,236,674

MUNICIPAL BONDS AND NOTES (0.5%)(a)

	Rating(RAT)	Principal amount	Value

Chicago, Transit Auth. Transfer Tax Receipts Rev.
Bonds, Ser. B, 6.899s, 12/1/40	Aa3	$2,830,000	$2,918,098
MI Tobacco Settlement Fin. Auth. Rev. Bonds, Ser. A,
7.309s, 6/1/34	Baa3	820,000	492,451
Tobacco Settlement Fin. Auth. of WVA Rev. Bonds, Ser.
A, 7.467s, 6/1/47	Baa3	2,045,000	1,224,014

Total municipal bonds and notes (cost $5,677,022)			$4,634,563

SHORT-TERM INVESTMENTS (42.4%)(a)
		Principal
		amount/shares	Value

Federated Prime Obligations Fund		187,250,079	$187,250,079
Interest in $311,500,000 joint triparty repurchase
agreement dated January 30, 2009 with Bank of America
Sec. LLC. due February 2, 2009 -- maturity value
of $85,501,995 for an effective yield of 0.028%
(collateralized by various mortgage backed securities
with a coupon rate of 5.5% and a due date of
June 1, 2038 valued at $311,507,268)		$85,500,000	85,500,000
U.S. Treasury Bill for effective yields of 0.31% to
0.48%, November 19, 2009 (SEG)		6,192,000	6,160,718
U.S. Treasury Cash Management Bill for an effective
yield of 0.88%, May 15, 2009 (SEG)		5,000,000	4,987,420
Gemini Securitization Corp., LLC, for an effective
yield of 0.75%, March 16, 2009		11,326,000	11,315,854
Tulip Funding Corp., for an effective yield of 0.50%,
February 17, 2009		7,000,000	6,998,444
Thunder Bay Funding, Inc., for an effective yield
of 0.40%, February 12, 2009		20,000,000	19,997,556
Starbird Funding Corp., for an effective yield
of 0.40%, February 4, 2009		18,458,000	18,457,385
Federal Home Loan Banks, for an effective yield
of 2.73%, July 14, 2009		27,500,000	27,160,073

Total short-term investments (cost $367,839,805)			$367,827,529

TOTAL INVESTMENTS

Total investments (cost $2,057,786,492)(b)			$1,955,228,366

FUTURES CONTRACTS OUTSTANDING at 1/31/09 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Euro-Dollar 90 day (Short)	648	$159,950,700	Jun-09	$(2,390,275)
Euro-Dollar 90 day (Short)	1,542	380,237,925	Sep-09	(6,203,807)
Euro-Dollar 90 day (Short)	1,813	446,224,625	Dec-09	(7,477,856)
Euro-Dollar 90 day (Short)	105	25,799,813	Mar-10	(515,611)
U.S. Treasury Bond 20 yr (Short)	71	8,995,922	Mar-09	247,336
U.S. Treasury Note 2 yr (Short)	760	165,395,000	Mar-09	(1,178,106)
U.S. Treasury Note 5 yr (Long)	188	22,216,313	Mar-09	672,171
U.S. Treasury Note 10 yr (Short)	2,085	255,770,859	Mar-09	3,465,329

Total				$(13,380,819)

WRITTEN OPTIONS OUTSTANDING at 1/31/09 (premiums received $45,027,458) (Unaudited)

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.215% versus the three month USD-LIBOR-BBA maturing on
February 18, 2020.	$166,462,000	Feb-10/5.215	$27,095,020

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.22% versus the three month USD-LIBOR-BBA maturing on
February 24, 2020.	111,102,000	Feb-10/5.22	18,097,405

Option on an interest rate swap with JPMorgan Chase Bank for the obligation to pay a fixed rate of 4.4% versus the three month USD-LIBOR-BB maturing
November 9, 2019.	66,317,000	Nov-09/4.40	7,082,656

Option on an interest rate swap with JPMorgan Chase Bank for the obligation to receive a fixed rate of 4.4% versus the three month USD-LIBOR-BBA maturing
November 9, 2019.	66,317,000	Nov-09/4.40	820,341

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.215% versus the three month USD-LIBOR-BBA maturing
on February 18, 2020.	166,462,000	Feb-10/5.215	1,146,923

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.08% versus the three month USD-LIBOR-BBA maturing on
February 24, 2020.	111,102,000	Feb-10/5.08	16,917,502

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.08% versus the three month USD-LIBOR-BBA maturing on
February 24, 2020.	111,102,000	Feb-10/5.08	913,258

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.22% versus the three month USD-LIBOR-BBA maturing on
February 24, 2020.	111,102,000	Feb-10/5.22	783,268

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing on
May 14, 2022.	17,335,500	May-12/5.51	2,750,624

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing on
May 14, 2022.	17,335,500	May-12/5.51	370,940

Total			$75,977,937

TBA SALE COMMITMENTS OUTSTANDING at 1/31/09 (proceeds receivable $270,984,609) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

FNMA, 4 1/2s, February 1, 2039	$98,000,000	2/12/09	$98,612,500
FNMA, 5s, February 1, 2039	73,000,000	2/12/09	74,186,250
FNMA, 5 1/2s, February 1, 2039	10,000,000	2/12/09	10,234,375
FNMA, 6 1/2s, February 1, 2039	83,000,000	2/12/09	86,449,688

Total			$269,482,813

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 1/31/09 (Unaudited)

	Upfront		Payments	Payments	Unrealized
Swap counterparty /	premium	Termination	made by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
$94,053,000	--	5/23/10	3 month USD-LIBOR-BBA	3.155%	$2,250,215

102,500,000	--	7/18/13	4.14688%	3 month USD-LIBOR-BBA	(7,785,518)

39,390,000	--	8/26/18	3 month USD-LIBOR-BBA	4.54375%	5,629,504

709,017,000	--	9/10/10	3 month USD-LIBOR-BBA	3.22969%	25,344,781

69,168,000	--	9/15/10	3.08%	3 month USD-LIBOR-BBA	(2,291,805)

52,510,000	--	9/18/10	3 month USD-LIBOR-BBA	2.86667%	1,537,040

15,243,000	(47,580)	10/1/18	4.30%	3 month USD-LIBOR-BBA	(1,884,019)

288,144,000	1,623,874	10/14/18	3 month USD-LIBOR-BBA	4.30%	36,238,773

170,300,000	425,239	10/14/38	4.25%	3 month USD-LIBOR-BBA	(29,660,290)

123,737,000	46,704	10/20/18	3 month USD-LIBOR-BBA	4.60%	18,127,739

231,234,000	(210,203)	10/20/10	3.00%	3 month USD-LIBOR-BBA	(7,805,277)

40,036,000	--	5/8/28	4.95%	3 month USD-LIBOR-BBA	(9,209,200)

Barclays Bank PLC
130,838,000	--	12/9/10	3 month USD-LIBOR-BBA	2.005%	787,486

156,425,000	--	12/9/20	3 month USD-LIBOR-BBA	2.91875%	(4,187,884)

Citibank, N.A.
75,397,000	--	9/16/10	3.175%	3 month USD-LIBOR-BBA	(2,653,820)

315,481,000	--	9/17/13	3 month USD-LIBOR-BBA	3.4975%	18,063,631

219,376,000	--	9/18/38	4.45155%	3 month USD-LIBOR-BBA	(47,287,951)

25,555,000	--	9/18/10	3 month USD-LIBOR-BBA	2.92486%	777,546

173,372,000	--	6/29/18	2.477%	3 month USD-LIBOR-BBA	7,538,737

Credit Suisse International
151,366,000	--	9/18/38	4.41338%	3 month USD-LIBOR-BBA	(31,519,792)

125,559,000	119,363	10/31/18	4.35%	3 month USD-LIBOR-BBA	(15,382,225)

53,000,000	--	12/5/20	3 month USD-LIBOR-BBA	3.01%	(916,595)

235,000,000	--	12/11/10	3 month USD-LIBOR-BBA	2.03%	1,537,847

119,000,000	--	12/11/38	2.72%	3 month USD-LIBOR-BBA	14,846,159

48,000,000	--	12/11/18	3 month USD-LIBOR-BBA	2.9275%	(495,333)

65,507,000	--	1/13/14	2.095%	3 month USD-LIBOR-BBA	1,152,759

51,714,000	--	1/16/19	3 month USD-LIBOR-BBA	2.32%	(3,262,866)

577,765,000	--	1/22/14	2.03719%	3 month USD-LIBOR-BBA	11,828,299

Deutsche Bank AG
125,600,000	--	9/24/10	3 month USD-LIBOR-BBA	3.395%	5,086,595

39,965,000	--	10/17/18	4.585%	3 month USD-LIBOR-BBA	(5,799,510)

45,692,000	--	11/21/18	3 month USD-LIBOR-BBA	3.75%	2,885,754

66,709,000	57,131	11/21/10	2.25%	3 month USD-LIBOR-BBA	(701,350)

464,294,000	--	11/25/13	3 month USD-LIBOR-BBA	2.95409%	10,952,953

52,705,000	--	11/28/13	3 month USD-LIBOR-BBA	2.8725%	1,031,358

173,568,000	--	12/5/13	2.590625%	3 month USD-LIBOR-BBA	(988,193)

49,064,000	--	12/9/13	3 month USD-LIBOR-BBA	2.5225%	111,138

71,521,000	--	12/11/18	2.94%	3 month USD-LIBOR-BBA	659,573

79,072,000	--	12/15/18	3 month USD-LIBOR-BBA	2.80776%	(1,638,686)

44,096,000	--	12/16/28	3 month USD-LIBOR-BBA	2.845%	(3,503,518)

116,735,000	--	12/30/13	2.15633%	3 month USD-LIBOR-BBA	1,680,794

79,499,000	--	1/13/19	3 month USD-LIBOR-BBA	2.52438%	(3,619,018)

34,693,000	--	1/20/19	3 month USD-LIBOR-BBA	2.347%	(2,123,340)

187,988,000	--	1/22/29	3 month USD-LIBOR-BBA	2.8875%	(13,734,390)

115,553,000	--	1/22/14	2.055%	3 month USD-LIBOR-BBA	2,268,081

42,132,000	--	1/28/29	3 month USD-LIBOR-BBA	3.1785%	(1,291,626)

150,000,000	591,000	1/30/39	3 month USD-LIBOR-BBA	3.1%	(7,291,370)

82,219,000	--	1/30/11	1.45%	3 month USD-LIBOR-BBA	330,929

352,461,000	--	2/3/14	2.44%	3 month USD-LIBOR-BBA	--

142,214,000	--	2/3/24	3 month USD-LIBOR-BBA	3.27%	--

Goldman Sachs International
174,225,000	--	12/9/23	3 month USD-LIBOR-BBA	2.92%	(8,450,029)

1,630,000,000	390,200	12/11/10	3 month USD-LIBOR-BBA	2.05%	11,679,377

197,606,000	--	12/24/18	3 month USD-LIBOR-BBA	2.5%	(9,259,618)

JPMorgan Chase Bank, N.A.
280,402,000	--	12/9/12	2.52%	3 month USD-LIBOR-BBA	(2,549,290)

174,225,000	--	12/9/23	3 month USD-LIBOR-BBA	2.94%	(8,030,340)

122,424,000	--	12/19/18	5%	3 month USD-LIBOR-BBA	(21,068,592)

13,502,000	--	1/27/29	3 month USD-LIBOR-BBA	3.135%	(499,224)

Merrill Lynch Capital Services, Inc.
2,783,000	--	9/16/38	3 month USD-LIBOR-BBA	4.66%	711,159

31,016,000	--	10/26/12	4.6165%	3 month USD-LIBOR-BBA	(3,035,566)

219,655,000	--	5/19/10	3.2925%	3 month USD-LIBOR-BBA	(5,667,785)

109,878,000	--	7/22/10	3 month USD-LIBOR-BBA	3.5375%	3,419,686

UBS AG
381,934,000	12,696,131	11/10/28	4.45%	3 month USD-LIBOR-BBA	(48,217,753)

663,966,000	(16,867,162)	11/10/18	3 month USD-LIBOR-BBA	4.45%	66,133,891

50,570,000	665,304	11/24/38	3.3%	3 month USD-LIBOR-BBA	1,335,113

38,668,000	188,747	11/24/18	3.4%	3 month USD-LIBOR-BBA	(1,059,879)

29,194,000	(9,218)	11/24/10	3 month USD-LIBOR-BBA	2.05%	207,940

589,602,000	--	11/24/10	3 month USD-LIBOR-BBA	2.05%	4,368,071

UBS, AG
466,402,000	--	12/9/12	2.52%	3 month USD-LIBOR-BBA	(4,229,916)

Total					$(58,578,640)

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 1/31/09 (Unaudited)

			Fixed payments	Total return
Swap counterparty /		Termination	received (paid) by	received by	Unrealized
Notional amount		date	fund per annum	or paid by fund	depreciation

JPMorgan Chase Bank, N.A.
$35,000,000	(F)	2/12/09	(0.61%) 4.50%	FNMA 4.50% 30 YR	$(495,805)
				TBA

Total					$(495,805)

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as a Level 2 or Level 3 for FASB 157 disclosures based on securities valuation inputs.

CREDIT DEFAULT CONTRACTS OUTSTANDING at 1/31/09 (Unaudited)

		Upfront			Fixed payments
		premium		Termi-	received	Unrealized
Swap counterparty /		received	Notional	nation	(paid) by fund	appreciation/
Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

Bank of America, N.A.
Financial Security
Assurance Holdings,
Ltd, 6.4%, 12/15/66	Baa1	$--	$440,000	12/20/12	95 bp	$(144,623)

Marsh & Mclennan Co.
Inc., 5 3/8%, 7/15/14	--	--	1,350,000	3/20/12	(95 bp)	(16,135)

Meadwestvaco Corp.,
6.85%, 4/1/12	--	--	122,000	3/20/18	(177 bp)	980

MetLife Inc., 5%,
6/15/15	--	--	975,000	12/20/13	(384 bp)	55,367

Citibank, N.A.
Arrow Electronic Inc.,
6 7/8%, 6/1/18	--	--	560,000	3/20/13	(43 bp)	32,934

Conagra Foods Inc., 7%,
10/1/28	--	--	345,000	9/20/10	(27 bp)	1,919

DJ ABX HE AAA Series 6
Version 1 Index	AAA	--	--	7/25/45	18 bp	--

DJ ABX HE PEN AAA
Series 6 Version 1 Index	AA+	674,327	3,462,195	5/25/46	11 bp	(458,105)

DJ ABX HE PEN AAA
Series 6 Version 2 Index	AA+	318,815	1,895,714	5/25/46	11 bp	(301,244)

Marsh & Mclennan Co.
Inc., 5 3/8%, 7/15/14	--	--	820,000	9/20/14	(105 bp)	(15,167)

Rexam PLC, 4 3/8%,
3/15/13	--	--	1,985,000	6/20/13	(145 bp)	222,873

Sara Lee Corp., 6 1/8%,
11/1/32	--	--	725,000	9/20/11	(43 bp)	3,263

Yum! Brands, Inc.,
8 7/8%, 4/15/11	--	--	260,000	3/20/13	(65 bp)	6,742

Credit Suisse International
Arrow Electronics,
Inc., 6 7/8%, 6/1/18	--	--	10,000	3/20/13	(295 bp)	(407)

DJ ABX HE AAA Series 7
Version 2 Index	BBB-	543,900	980,000	1/25/38	76 bp	(100,326)

DJ ABX HE PEN AAA
Series 6 Version 2 Index	AA+	1,156,004	5,779,082	5/25/46	11 bp	(722,180)

DJ CDX NA HY Series 10	B+	195,426	1,861,200	6/20/13	500 bp	(212,987)

DJ CDX NA HY Series 10	B+	724,742	6,821,100	6/20/13	500 bp	(772,050)

DJ CDX NA IG Series 11
Index	BBB+	184,542	7,810,000	12/20/13	150 bp	38,248

General Electric
Capital Corp., 5 5/8%,
9/15/17	Aaa	--	3,610,000	12/20/13	530 bp	196,370

Liberty Mutual
Insurance, 7 7/8%,
10/15/26	--	--	585,000	12/20/13	(210 bp)	940

Deutsche Bank AG
DJ ABX HE A Series 7
Version 2 Index	CCC	3,943,940	4,334,000	1/25/38	369 bp	(214,035)

DJ ABX HE AAA Series 6
Version 1 Index	AAA	224,353	2,100,056	7/25/45	18 bp	(290,051)

DJ CDX NA HY Series 11
Version 1 Index	B	1,374,962	5,850,900	12/20/13	500 bp	(107,284)

General Electric
Capital Corp., 6%,
6/15/12	Aaa	--	3,150,000	9/20/13	109 bp	(361,395)

iStar Financial, Inc.,
6%, 12/15/10	Ba3	11,475	170,000	3/20/09	500 bp	(4,141)

Goldman Sachs International
DJ ABX HE A Index	CCC	1,452,112	2,167,000	1/25/38	369 bp	(626,875)

DJ ABX HE AAA Index	BBB-	509,291	2,167,000	1/25/38	76 bp	(915,237)

DJ CDX NA HY Series 9
Index 25-35% tranche	BBB+	--	12,842,000	(F) 12/20/10	249 bp	(2,200,077)

DJ CDX NA IG Series 11
Index	--	(3,911,539)	158,520,000	12/20/18	(140 bp)	(2,678,958)

DJ CDX NA IG Series 11
Version 1 Index	--	(3,325,442)	55,082,500	12/20/18	(140 bp)	(2,906,451)

JPMorgan Chase Bank, N.A.
DJ ABX HE PEN AAA
Series 6 Version 2 Index	AA+	742,995	3,714,374	5/25/46	11 bp	(454,822)

Domtar Corp., 7 1/8%,
8/15/15	--	--	250,000	12/20/11	(500 bp)	11,489

GATX Corp., 8.875%,
6/1/09	--	--	455,000	3/20/16	(100 bp)	57,799

GMAC, LLC, 6 7/8%,
8/28/12	C	88,838	1,545,000	3/20/09	500 bp	78,771

iStar Financial, Inc.,
6%, 12/15/10	Ba3	11,550	165,000	3/20/09	500 bp	(5,222)

Lexmark International,
Inc., 5.9%, 6/1/13	--	--	855,000	6/20/13	(113 bp)	72,490

Nextel Communications,
7 3/8%, 8/1/15	--	--	230,000	9/20/13	(540 bp)	64,140

Merrill Lynch International
Kinder Morgan, Inc.,
6 1/2%, 9/1/12	--	--	338,000	9/20/12	(128 bp)	17,222

Morgan Stanley Capital Services, Inc.
DJ CDX NA IG Series 11
Index	--	(409,903)	16,010,000	12/20/18	(140 bp)	(285,417)

Total						$(12,931,642)

* Payments related to the reference debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represents the average of the ratings of all the securities included in that index. The Moody's or Standard & Poor's ratings are believed to be the most recent ratings available at January 31, 2009.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as a Level 2 or Level 3 for FASB 157 disclosures based on securities valuation inputs.

NOTES

(a) Percentages indicated are based on net assets of $868,435,887.

(RAT) The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at January 31, 2009 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at January 31, 2009. Securities rated by Putnam are indicated by "/P." Securities rated by Fitch are indicated by "/F." The rating of an insured security represents what is believed to be the most recent rating of the insurer's claims-paying ability available at January 31, 2009 and does not reflect any subsequent changes. Security ratings are defined in the Statement of Additional Information.

(b) The aggregate identified cost on a tax basis is $2,099,874,057, resulting in gross unrealized appreciation and depreciation of $75,164,014 and $219,809,705, respectively, or net unrealized depreciation of $144,645,691.

(NON) Non-income-producing security.

(SEG) These securities were pledged and segregated with the custodian to cover margin requirements for futures contracts at January 31, 2009.

(FWC) Forward commitments, in part or in entirety.

(c) Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at January 31, 2009. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as a Level 2 or Level 3 for FASB 157 disclosures based on the securities valuation inputs.

(R) Real Estate Investment Trust.

At January 31, 2009, liquid assets totaling $572,531,123 have been designated as collateral for open forward commitments and swap contracts.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

TBA after the name of a security represents to be announced securities.

The rates shown on Floating Rate Bonds (FRB) and Floating Rate Notes (FRN) are the current interest rates at January 31, 2009.

The dates shown on debt obligations are the original maturity dates.

Inverse Floating Rate Bonds (IFB) are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at January 31, 2009.

Security valuation Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Investment Management, LLC (“Putnam Management”), the fund’s manager, a wholly-owned subsidiary of Putnam Investments, LLC. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities.

At January 31, 2009, fair value pricing was used for certain foreign securities in the portfolio.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation which Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

Certain securities may be valued on the basis of a price provided by a single source.

The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

Total return swap contracts The fund may enter into total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform.

Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. An interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Interest rate swap contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform.

Credit default contracts The fund may enter into credit default contracts to provide a measure of protection against risk of loss following a default, or other credit event in respect of issuers within an underlying index or a single issuer, or to gain credit exposure to an underlying index or issuer. In a credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities.. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the fund and the counterparty. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount of the relevant credit default contract.

TBA purchase commitments The fund may enter into “TBA” (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

Dollar rolls To enhance returns, the fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold. The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase. The fund will also be able to earn interest on the cash proceeds that are received from the initial sale, on settlement date. The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. The Standard establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of January 31, 2009:

Valuation inputs	Investments in securities	Other financial instruments

Level 1	$187,250,079	$(13,380,819)

Level 2	1,756,178,109	(101,454,770)

Level 3	11,800,178	--

Total	$1,955,228,366	$(114,835,589)

Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

The following is a reconciliation of Level 3 assets as of January 31, 2009:

	Investment in securities	Other financial instruments

Balance as of October 31, 2008	$26,761,208	$--

Accrued discounts/premiums	--	--

Realized gain/loss	(3,650,841)	--
Change in net unrealized appreciation/(depreciation)	4,179,264	--

Net purchases/sales	(3,980,555)	--

Net transfers in and/or out of Level 3	(11,508,898)	--

Balance as of January 31, 2009	$11,800,178	$--

Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/ (depreciation) on the instrument.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Income Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: April 1, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: April 1, 2009

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: April 1, 2009